Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	CPR
Entity Registrant Name	Chaparral Energy, Inc.
Entity Central Index Key	0001346980
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 29,819	$ 34,589
Accounts receivable, net	77,307	64,788
Inventories, net	10,510	8,641
Prepaid expenses	3,465	3,265
Derivative instruments	42,516	12,840
Total current assets	163,617	124,123
Property and equipment-at cost, net	65,601	65,711
Oil and natural gas properties, using the full cost method:
Proved	2,860,611	2,535,404
Unevaluated (excluded from the amortization base)	162,921	22,831
Accumulated depreciation, depletion, amortization and impairment	(1,290,356)	(1,135,567)
Total oil and natural gas properties	1,733,176	1,422,668
Derivative instruments	517	16,785
Assets held for sale	5,689
Deferred income taxes		7,526
Other assets	38,952	32,920
Total assets	2,007,552	1,669,733
Liabilities and stockholders' equity
Accounts payable and accrued liabilities	101,598	68,930
Accrued payroll and benefits payable	19,655	18,818
Accrued interest payable	24,131	30,882
Revenue distribution payable	18,152	20,800
Current maturities of long-term debt and capital leases	3,746	3,078
Derivative instruments	436	1,505
Deferred income taxes	26,872	23,704
Total current liabilities	194,590	167,717
Long-term debt and capital leases, less current maturities	1,289,656	1,031,495
Derivative instruments	2,192	127
Stock-based compensation	3,042	2,788
Asset retirement obligations	46,314	43,593
Deferred income taxes	8,901
Commitments and contingencies (Note 13)
Stockholders' equity:
Preferred stock, 600,000 shares authorized, none issued and outstanding
Additional paid in capital	422,434	419,370
Retained earnings (accumulated deficit)	17,186	(47,217)
Accumulated other comprehensive income, net of taxes	23,223	51,846
Total stockholders' equity	462,857	424,013
Total liabilities and stockholders' equity	2,007,552	1,669,733
Class A Common Stock
Stockholders' equity:
Common stock
Class B Common Stock
Stockholders' equity:
Common stock	4	4
Class C Common Stock
Stockholders' equity:
Common stock	2	2
Class D Common Stock
Stockholders' equity:
Common stock	3	3
Class E Common Stock
Stockholders' equity:
Common stock	5	5
Class F Common Stock
Stockholders' equity:
Common stock
Class G Common Stock
Stockholders' equity:
Common stock

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, shares authorized	600,000	600,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	67,991	66,165
Common stock, shares outstanding	67,991	66,165
Class B Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	357,882	357,882
Common stock, shares outstanding	357,882	357,882
Class C Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	209,882	209,882
Common stock, shares outstanding	209,882	209,882
Class D Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	279,999	279,999
Common stock, shares outstanding	279,999	279,999
Class E Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	504,276	504,276
Common stock, shares outstanding	504,276	504,276
Class F Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1	1
Common stock, shares issued	1	1
Common stock, shares outstanding	1	1
Class G Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3	3
Common stock, shares issued	3	3
Common stock, shares outstanding	3	3

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Oil and natural gas sales	$ 509,503	$ 530,041	$ 408,561
Gain (loss) from oil and natural gas hedging activities	46,746	(27,452)	(29,393)
Other revenues		4,070	4,127
Total revenues	556,249	506,659	383,295
Costs and expenses:
Lease operating	130,960	121,420	106,127
Production taxes	32,003	34,321	26,495
Depreciation, depletion and amortization	169,307	146,083	109,503
Loss on impairment of other assets	2,000		4,150
General and administrative	49,812	42,056	29,915
Other expenses		3,448	3,148
Total costs and expenses	384,082	347,328	279,338
Operating income	172,167	159,331	103,957
Non-operating income (expense):
Interest expense	(98,402)	(96,720)	(81,370)
Non-hedge derivative gains	49,685	34,408	38,595
Loss on extinguishment of debt	(21,714)	(20,592)	(2,241)
Financing costs			(1,812)
Other income	504	1,545	387
Net non-operating expense	(69,927)	(81,359)	(46,441)
Income before income taxes	102,240	77,972	57,516
Income tax expense	37,837	35,924	23,803
Net income	$ 64,403	$ 42,048	$ 33,713

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 64,403	$ 42,048	$ 33,713
Other comprehensive income (loss)
Reclassification adjustment for hedge (gains) losses included in net income	(46,746)	27,452	28,733
Unrealized loss on hedges			(1,034)
Income tax expense (benefit) related to other comprehensive income (loss)	18,123	(10,580)	(10,343)
Other comprehensive income (loss), net of tax	(28,623)	16,872	17,356
Comprehensive income	$ 35,780	$ 58,920	$ 51,069

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total USD ($)		Common Stock Shares USD ($)	Common Stock Shares Restricted Stock	Additional paid in capital USD ($)	Retained earnings (accumulated deficit) USD ($)	Accumulated other comprehensive income USD ($)
Balance at Dec. 31, 2009	$ (4,433)		$ 9		$ 100,918	$ (122,978)	$ 17,618
Balance, shares at Dec. 31, 2009			877,000
Common stock issuance for cash (in shares)			475,043
Common stock issuance for cash	313,231		5		313,226
Restricted stock issuances			51,346
Stock-based compensation	3,690				3,690
Net income	33,713					33,713
Unrealized loss on hedges, net of taxes	(648)						(648)
Reclassification adjustment for hedge gains (losses) included in net income, net of taxes	18,004	[1]					18,004
Comprehensive income	51,069
Balance at Dec. 31, 2010	363,557		14		417,834	(89,265)	34,974
Balance, shares at Dec. 31, 2010			1,403,389
Restricted stock issuances			17,642
Restricted stock forfeitures			(2,295)
Restricted stock repurchased				(528)
Stock-based compensation	4,137				4,137
Modification of Time Vesting awards to liability plan	(2,640)				(2,640)
Time Vesting awards settled in restricted stock	39				39
Net income	42,048					42,048
Reclassification adjustment for hedge gains (losses) included in net income, net of taxes	16,872	[1]					16,872
Comprehensive income	58,920
Balance at Dec. 31, 2011	424,013		14		419,370	(47,217)	51,846
Balance, shares at Dec. 31, 2011			1,418,208
Restricted stock issuances			17,494
Restricted stock forfeitures			(14,199)
Restricted stock repurchased				(1,469)
Stock-based compensation	2,463				2,463
Time Vesting awards settled in restricted stock	601				601
Net income	64,403					64,403
Reclassification adjustment for hedge gains (losses) included in net income, net of taxes	(28,623)	[1]					(28,623)
Comprehensive income	35,780
Balance at Dec. 31, 2012	$ 462,857		$ 14		$ 422,434	$ 17,186	$ 23,223
Balance, shares at Dec. 31, 2012			1,420,034

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Unrealized loss on hedges, income tax benefit (provision)					$ 386
Reclassification adjustment for hedge gains (losses) included in net income (loss), income tax benefit (provision)	$ (18,123)	[1]	$ 10,580	[1]	$ 10,729	[1]

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 64,403	$ 42,048	$ 33,713
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion, & amortization	169,307	146,083	109,503
Loss on impairment of other assets	2,000		4,150
Deferred income taxes	37,719	35,745	23,724
Unrealized loss (gain) on ineffective portion of hedges and reclassification adjustments	(46,746)	27,452	23,889
Non-hedge derivative gains	(49,685)	(34,408)	(38,595)
Loss on extinguishment of debt	21,714	20,592	2,241
Net gain on sale of assets	(149)	(1,284)	(184)
Other	2,864	3,057	2,211
Change in assets and liabilities
Accounts receivable	(12,502)	(4,762)	(6,463)
Inventories	(2,304)	328	(785)
Prepaid expenses and other assets	2,360	1,583	5,141
Accounts payable and accrued liabilities	3,988	16,519	9,452
Revenue distribution payable	(2,648)	3,577	(1,450)
Stock-based compensation	1,679	3,086	1,155
Net cash provided by operating activities	192,000	259,616	167,702
Cash flows from investing activities
Purchase of property and equipment and oil and natural gas properties	(506,787)	(339,863)	(310,125)
Proceeds from asset dispositions	46,246	38,356	445
Settlement of non-hedge derivative instruments	37,274	(23,491)	45,490
Other	21		18
Net cash used in investing activities	(423,246)	(324,998)	(264,172)
Cash flows from financing activities
Proceeds from long-term debt	208,561	21,724	209,533
Repayment of long-term debt	(183,482)	(24,785)	(717,561)
Proceeds from Senior Notes	556,750	400,000	293,016
Repayment of Senior Notes	(325,000)	(325,000)
Proceeds from equity issuance			313,231
Principal payments under capital lease obligations	(10)	(120)	(249)
Payment of debt issuance costs and other financing fees	(14,516)	(11,858)	(19,806)
Payment of debt extinguishment costs	(15,827)	(15,101)
Net cash provided by financing activities	226,476	44,860	78,164
Net decrease in cash and cash equivalents	(4,770)	(20,522)	(18,306)
Cash and cash equivalents at beginning of period	34,589	55,111	73,417
Cash and cash equivalents at end of period	$ 29,819	$ 34,589	$ 55,111

Nature of operations and summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Nature of operations and summary of significant accounting policies

Note 1: Nature of operations and summary of significant accounting policies

Chaparral Energy, Inc. and its subsidiaries, (collectively, “we”, “our”, “us”, or the “Company”) are involved in the acquisition, exploration, development, production and operation of oil and natural gas properties. Properties are located primarily in Oklahoma, Texas, New Mexico, Louisiana, Arkansas, and Kansas.

A summary of the significant accounting policies applied in the preparation of the accompanying consolidated financial statements follows.

Principles of consolidation

The consolidated financial statements include the accounts of Chaparral Energy, Inc. and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates affecting these financial statements include estimates for quantities of proved oil and natural gas reserves, valuation allowances associated with deferred income taxes, asset retirement obligations, fair value of derivative instruments, and others, and are subject to change.

Reclassifications

Certain reclassifications have been made to prior period financial statements to conform to current period presentation.

Cash and cash equivalents

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. We maintain cash and cash equivalents in bank deposit accounts and money market funds which may not be federally insured. As of December 31, 2012, cash with a recorded balance totaling $27,732 was held at JP Morgan Chase Bank, N.A. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on such accounts.

Accounts receivable

We have receivables from joint interest owners and oil and natural gas purchasers which are generally uncollateralized. We generally review our oil and natural gas purchasers for credit worthiness and general financial condition. We may have the ability to withhold future revenue disbursements to recover non-payment of joint interest billings on properties of which we are the operator. Accounts receivable from joint interest owners are stated at amounts due, net of an allowance for doubtful accounts. Accounts receivable are generally due within 30 days and accounts outstanding longer than 60 days are considered past due. We determine our allowance by considering the length of time past due, previous loss history, future net revenues of the debtor’s ownership interest in oil and natural gas properties we operate, and the owner’s ability to pay its obligation, among other things.

We write off accounts receivable when they are determined to be uncollectible. Bad debt expense for the years ended December 31, 2012, 2011, and 2010 was $731, $179, and $17, respectively. Accounts receivable consisted of the following at December 31:

	2012	2011
Joint interests	$19,282	$16,926
Accrued oil and natural gas sales	50,814	47,667
Derivative settlements	8,013	449
Other	472	380
Allowance for doubtful accounts	(1,274)	(634)

	$77,307	$64,788

Inventories

Inventories are comprised of equipment used in developing oil and natural gas properties, oil and natural gas product inventories, and equipment for resale. Equipment inventory and inventory for resale are carried at the lower of cost or market using the average cost method. Oil and natural gas product inventories are stated at the lower of production cost or market. We regularly review inventory quantities on hand and record provisions for excess or obsolete inventory, if necessary. The provision for excess or obsolete inventory for the years ended December 31, 2012, 2011, and 2010 was $0, $602, and $810, respectively. Inventories consisted of the following at December 31:

	2012	2011
Equipment inventory	$8,047	$6,164
Oil and natural gas product	3,175	3,793
Inventory valuation allowance	(712)	(1,316)

	$10,510	$8,641

Property and equipment

Property and equipment are capitalized and stated at cost, while maintenance and repairs are expensed currently.

Depreciation and amortization are provided in amounts sufficient to relate the cost of depreciable assets to operations over their estimated service lives using the straight-line method. Estimated useful lives are as follows:

Furniture and fixtures	10 years
Automobiles and trucks	5 years
Machinery and equipment	10 - 20 years
Office and computer equipment	5 - 10 years
Building and improvements	10 - 40 years

Oil and natural gas properties

We use the full cost method of accounting for oil and natural gas properties and activities. Accordingly, we capitalize all costs incurred in connection with the exploration for and development of oil and natural gas reserves. Proceeds from the disposition of oil and natural gas properties are accounted for as a reduction in capitalized costs, with no gain or loss generally recognized unless such dispositions involve a significant alteration in the depletion rate. We capitalize internal costs that can be directly identified with exploration and development activities, but do not include any costs related to production, general corporate overhead or similar activities. Capitalized costs include geological and geophysical work, 3D seismic, delay rentals, drilling and completing and equipping oil and natural gas wells, including salaries, benefits, capitalized interest on qualified projects and other internal costs directly attributable to these activities.

Depreciation, depletion and amortization (“DD&A”) of oil and natural gas properties are provided using the units-of-production method based on estimates of proved oil and natural gas reserves and production, which are converted to a common unit of measure based upon their relative energy content. Our cost basis for depletion includes estimated future development costs to be incurred on proved undeveloped properties. The computation of DD&A takes into consideration restoration, dismantlement, and abandonment costs, and the anticipated proceeds from salvaging equipment.

In accordance with the full cost method of accounting, the net capitalized costs of oil and natural gas properties are not to exceed their related estimated future net revenues discounted at 10% (“PV-10 value”), as adjusted for our cash flow hedge positions and net of tax considerations, plus the cost of unproved properties not being amortized.

Our estimates of oil and natural gas reserves as of December 31, 2012, 2011, and 2010 were prepared using an average price for oil and natural gas based upon the first day of each month for the prior twelve months as required by the SEC’s Modernization of Oil and Gas Reporting and the guidance of the Financial Accounting Standard Board (“FASB”) relating to Oil and Gas Reserve Estimation and Disclosures. As of December 31, 2012, the cost center ceiling exceeded the net capitalized cost of our oil and natural gas properties, and no ceiling test impairment was recorded. The PV-10 value of our reserves was estimated based on average prices of $94.71 per Bbl of oil and $2.76 per Mcf of gas for the year ended December 31, 2012.

A decline in oil and natural gas prices subsequent to December 31, 2012 could result in additional ceiling test write-downs in future periods. The amount of any future impairment is difficult to predict, and will depend on the average oil and gas prices during each period, the incremental proved reserves added during each period, and additional capital spent.

Assets Held for Sale

In the fourth quarter of 2012, the Company finalized a plan to dispose of certain of the company’s owned drilling rigs by sale. The accounting for these assets is in accordance with ASC 360-10, Property, Plant and Equipment. Under this guidance, the assets are carried on the balance sheet at their carrying value or fair value less cost to sell, whichever is less. In determining fair value for the assets, management performed internal estimates of the value of the assets based on prices that would be received to sell each rig in an orderly transaction between market participants. As a result of determining fair value on the assets held for sale, an impairment loss was recorded for the year ended December 31, 2012 on certain of the assets held for sale in the amount of $1,500 which was included in the Loss on impairment of other assets in the Statements of Operations.

Impairment of long-lived assets

Impairment losses are recorded on property and equipment used in operations and other long lived assets when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. Impairment is measured based on the excess of the carrying amount over the fair value of the asset.

In 2012, we recognized $1,500 of impairment losses on certain of our owned drilling rigs classified as assets held for sale due to the expectation that these particular drilling rigs could not be sold at a price that would exceed their carrying values in the current market climate. We estimated the fair value of the drilling rigs using prices that would be received to sell each rig in an orderly transaction between market participants. Also in 2012, we recognized $500 of additional impairment losses primarily related to drill pipe.

We owned an interest in the Levelland/Hockley County ethanol plant in Levelland, Texas, and we own a pipeline constructed for the sole purpose of supplying natural gas to the ethanol plant. During the fourth quarter of 2010, we determined that any future cash flows generated by either the ethanol plant or by our pipeline, which supplies gas to the ethanol plant, would probably not be sufficient to allow us to recover our investment in these assets. We accordingly recorded an impairment charge of $4,150, which included our $2,042 investment in the ethanol plant and the $2,108 carrying value of our pipeline assets.

Deferred income taxes

Deferred income taxes are provided for significant carryforwards and temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in taxable or deductible amounts in future years. Deferred income tax assets or liabilities are determined by applying the presently enacted tax rates and laws. We record a valuation allowance for the amount of net deferred tax assets when, in management’s opinion, it is more likely than not that such assets will not be realized.

Realization of our deferred tax assets is dependent upon generating sufficient future taxable income. Although realization is not assured, we believe it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near-term if estimates of future taxable income are reduced.

If applicable, we would report a liability for tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return, and would recognize interest and penalties related to uncertain tax positions in interest expense. As of December 31, 2012 and 2011, we have not recorded a liability or accrued interest or penalties related to uncertain tax positions.

Tax years beginning with 1999 remain open to examination for federal income tax purposes and by the other major taxing jurisdictions to which we are subject.

Derivative transactions

We use derivative instruments to reduce the effect of fluctuations in crude oil and natural gas prices, and we recognize all derivatives as either assets or liabilities measured at fair value. The accounting for changes in the fair value of a derivative depends on the use of the derivative and the resulting designation.

Changes in the fair value of derivatives that are not accounted for as hedges are reported immediately in non-hedge derivative gains (losses) in the statement of operations. Cash flows associated with non-hedge derivatives are reported as investing activities in the statement of cash flows unless the derivatives contain a significant financing element, in which case they are reported as financing activities.

If the derivative qualifies and is designated as a cash flow hedge, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income (loss) until the hedged item is recognized in income. The ineffective portion of a derivative’s change in fair value, as measured using the dollar offset method, is immediately recognized in gain (loss) from oil and natural gas hedging activities in the statement of operations. Cash flows associated with hedges are reported as operating activities in the statement of cash flows unless the hedges contain a significant financing element, in which case they are reported as financing activities.

If it is probable the oil or natural gas sales which are hedged will not occur, hedge accounting is discontinued and the gain or loss reported in accumulated other comprehensive income (loss) (“AOCI”) is immediately reclassified into income. If a derivative which qualified for cash flow hedge accounting ceases to be highly effective, or is liquidated or sold prior to maturity, hedge accounting is discontinued. The gain or loss associated with the discontinued hedges remains in AOCI and is reclassified into income as the hedged transactions occur. Effective April 1, 2010, we have elected to de-designate all of our commodity derivative contracts that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively.

We offset assets and liabilities for derivative contracts executed with the same counterparty under a master netting arrangement. See Note 5 for additional information regarding our derivative transactions.

Fair value measurements

Fair value is defined by the FASB as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

Assets and liabilities recorded at fair value in the balance sheet are categorized according to the fair value hierarchy defined by the FASB. The hierarchical levels are based upon the level of judgment associated with the inputs used to measure the fair value of the assets and liabilities. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the asset or liability is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and may affect the placement of assets and liabilities within the levels of the fair value hierarchy.

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Level 2 inputs include adjusted quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability. Fair value assets and liabilities included in this category are derivatives with fair values based on published forward commodity price curves and other observable inputs. Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. Assets carried at fair value and included in this category are certain financial derivatives, additions to our asset retirement obligations, and assets acquired through a non-monetary exchange transaction.

See Note 5 for additional information regarding our fair value measurements.

Asset retirement obligations

We record the fair value of a liability for an asset retirement obligation in the period in which it is incurred and a corresponding increase in the carrying amount of oil and natural gas properties. The accretion of the asset retirement obligations is included in depreciation, depletion and amortization on the consolidated statements of operations. See Note 6 for additional information regarding our asset retirement obligations.

Environmental liabilities

We are subject to extensive federal, state and local environmental laws and regulations covering discharge of materials into the environment. Because these laws and regulations change regularly, we are unable to predict the conditions and other factors over which we do not exercise control that may give rise to environmental liabilities affecting us. Environmental expenditures that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation are expensed. Liabilities are accrued when environmental assessments and/or clean-ups are probable, and the costs can be reasonably estimated. As of December 31, 2012 and 2011, we have not accrued for or been fined or cited for any environmental violations which would have a material adverse effect upon our financial position, operating results, or cash flows.

Sale of common stock

On April 12, 2010, we closed the sale of an aggregate of 475,043 shares of our common stock to CCMP Capital Investors II (AV-2), L.P., CCMP Energy I LTD., and CCMP Capital Investors (Cayman) II, L.P. (collectively, “CCMP”). Proceeds from the sale were $313,231, net of fees and other expenses of $11,769, and were used to repay the amounts owing under our Seventh Restated Credit Agreement (our “prior credit facility”).

Revenue recognition

Oil revenue is recognized when the product is delivered to the purchaser and natural gas revenue when delivered to the gas purchaser’s sales meter. Well supervision fees and overhead reimbursements from producing properties are recognized as expense reimbursements from outside interest owners when the services are performed. Sales of products or services are recognized at the time of delivery of materials or performance of service.

Gas balancing

In certain instances, the owners of the natural gas produced from a well will select different purchasers for their respective ownership interest in the wells. If one purchaser takes more than its rateable portion of the gas, the owners selling to that purchaser will be required to satisfy the imbalance in the future by cash payments or by allowing the other owners to sell more than their share of production. We recognize gas imbalances on the sales method and, accordingly, have recognized revenue on all production delivered to our purchasers. To the extent future reserves exist to enable the other owners to sell more than their rateable share of gas, no liability is recorded for our obligation for natural gas taken by our purchasers which exceeds our ownership interest of the well’s total production. As of December 31, 2012 and 2011, our aggregate imbalance due to under production was approximately 2,690 MMcf and 2,860 MMcf , respectively. As of December 31, 2012 and 2011, our aggregate imbalance due to over production was approximately 1,658 MMcf and 1,802 MMcf, respectively, and a liability for gas imbalances of $1,984 and $1,819, respectively, was included in accounts payable and accrued liabilities.

Stock-based compensation

Our stock-based compensation programs consist of phantom stock, restricted stock units (“RSU”), and restricted stock awards issued to employees. Generally, we use new shares to grant restricted stock awards, and we cancel restricted shares forfeited or repurchased for tax withholding. Canceled shares are available to be issued as new grants under our 2010 Equity Incentive Plan.

The estimated fair value of the phantom stock and RSU awards are remeasured at the end of each reporting period until settlement. The estimated fair market value of these awards is calculated based on our total asset value less total liabilities, with both assets and liabilities being adjusted to fair value in accordance with the terms of the Phantom Stock Plan and the Non-Officer Restricted Stock Unit Plan. The primary adjustment required is the adjustment of oil and natural gas properties from net book value to the discounted and risk-adjusted reserve value based on internal reserve reports priced on NYMEX forward strips. Compensation cost associated with the phantom stock awards and RSU awards is recognized over the vesting period using the straight-line method and the accelerated method, respectively.

The fair value of our restricted stock awards that include a service condition is based upon the estimated fair market value of our common equity per share on a minority, non-marketable basis on the date of grant, and is remeasured at the end of each reporting period until settlement. We recognize compensation cost over the requisite service period using the accelerated method for awards with graded vesting.

We use a Monte Carlo model to estimate the grant date fair value of restricted stock awards that include a market condition. This model includes various significant assumptions, including the expected volatility of the share awards and the probabilities of certain vesting conditions. Compensation cost associated with restricted stock awards that include a market condition is recognized over the requisite service period using the straight-line method.

The assumptions used to value our stock-based compensation awards reflect our best estimates, but they involve inherent uncertainties based on market conditions generally outside of our control. As a result, if other assumptions had been used, stock-based compensation expense could have been significantly impacted.

The costs associated with our stock-based compensation programs is calculated net of forfeitures, which are estimated based on our historical and expected turnover rates. If our actual forfeiture rate is materially different from our estimate, the stock-based compensation cost could be different from what we have recorded in the current period.

See Note 8 for additional information relating to stock-based compensation.

Recently adopted and issued accounting pronouncements

In May 2011, the FASB issued authoritative guidance that clarifies the application of fair value measurement and disclosure requirements and changes particular principles or requirements for measuring fair value. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we adopted it on January 1, 2012. There was no significant impact on our consolidated financial statements other than additional disclosures.

In June 2011, the FASB issued new authoritative guidance that requires entities that report other comprehensive income to present the components of net income and comprehensive income in either one continuous financial statement or two consecutive financial statements. It does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we applied it retrospectively beginning on January 1, 2012. We have elected to present the components of net income and comprehensive income in two consecutive financial statements.

In July 2011, the FASB issued authoritative guidance regarding how health insurers should recognize and classify in their income statements the fees mandated by the Health Care and Education Reconciliation Act (“HCERA”). The HCERA imposes an annual fee upon health insurers for each calendar year beginning on or after January 1, 2014. The annual fee will be allocated to individual entities providing health insurance to employees based on a ratio, as provided for in the HCERA, and is not tax deductible. This guidance specifies that once the entity has provided qualifying health insurance in the calendar year in which the fee is payable, the liability for the entity’s fee should be estimated and recorded in full with a corresponding deferred cost that is amortized to expense on a straight line basis, unless another method better allocates the fee over the calendar year that it is payable. This guidance is effective for calendar years beginning after December 15, 2013, once the fee is instituted. We are currently assessing the impact that this fee and the adoption of the related authoritative guidance will have on our financial statements.

In December 2011, the FASB issued authoritative guidance requiring entities to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. The guidance is effective for interim and annual periods beginning on or after January 1, 2013. We will adopt the requirements with the preparation of our Form 10-Q for the quarter ending March 31, 2013, which will require additional footnote disclosures for our derivative instruments and are not expected to have a material effect on our consolidated financial statements.

Supplemental disclosures to the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2012
Supplemental disclosures to the consolidated statements of cash flows

Note 2: Supplemental disclosures to the consolidated statements of cash flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year ended December 31,
	2012	2011	2010
Net cash provided by operating activities included:
Cash payments for interest	$103,350	$85,222	$67,529
Interest capitalized	(4,437)	(2,379)	(2,036)

Cash payments for interest, net of amounts capitalized	$98,913	$82,843	$65,493

Cash (receipts) payments for income taxes	$255	$179	$(21)
Non-cash investing activities included:
Asset retirement costs capitalized	$1,079	$2,522	$1,488
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$24,280	$(14,667)	$25,773
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan	$—	$2,640	$—

Property and equipment	12 Months Ended
Dec. 31, 2012
Property and equipment

Note 3: Property and equipment

Major classes of property and equipment consist of the following at December 31:

	2012	2011
Furniture and fixtures	$2,327	$2,115
Automobiles and trucks	13,618	12,966
Machinery and equipment	52,326	59,190
Office and computer equipment	10,603	8,823
Building and improvements	26,051	22,758

	104,925	105,852
Less accumulated depreciation and amortization	46,080	45,500

	58,845	60,352
Land	6,756	5,359

	$65,601	$65,711

Property and equipment leased under capital leases, which are included in the above amounts, consist of the following at December 31:

	2012	2011
Office and computer equipment	$1,926	$1,926
Machinery and equipment	642	642

	2,568	2,568
Less accumulated depreciation and amortization	2,241	2,175

	$327	$393

Long-term debt	12 Months Ended
Dec. 31, 2012
Long-term debt

Note 4: Long-term debt

As of the dates indicated, long-term debt consists of the following:

	December 31,
	2012	2011
8.875% Senior Notes due 2017, net of discount of $0 and $1,658, respectively	$—	$323,342
9.875% Senior Notes due 2020, net of discount of $5,969 and $6,441, respectively	294,031	293,559
8.25% Senior Notes due 2021	400,000	400,000
7.625% Senior Notes due 2022, including premium of $6,631 and $0, respectively	556,631	—
Senior secured revolving credit facility	25,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 2.54% to 5.46%, due January 2013 through December 2028; collateralized by real property	12,596	12,116
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 6.99%, due January 2013 through October 2017; collateralized by automobiles, machinery and equipment	5,144	5,546
Capital lease obligations	—	10

	1,293,402	1,034,573
Less current maturities	3,746	3,078

	$1,289,656	$1,031,495

On March 27, 2013, we committed to borrow an additional $20,000 under our senior secured revolving credit facility and will receive the funds on April 1, 2013.

Maturities of long-term debt and capital leases, excluding premiums or discounts on our Senior Notes, are as follows as of December 31, 2012:

2013	$3,746
2014	2,098
2015	1,473
2016	732
2017	25,646
2018 and thereafter	1,259,045

$1,292,740

Senior Notes

On May 2, 2012, we issued $400,000 aggregate principal amount of 7.625% Senior Notes maturing on November 15, 2022. We used the net proceeds from the May 2, 2012 7.625% Senior Notes issuance to consummate a tender offer for all of our 8.875% Senior Notes due 2017, to redeem the 8.875% Senior Notes not purchased in the tender offer, and for general corporate purposes. Interest is payable on the 7.625% Senior Notes semi-annually on May 15 and November 15 each year beginning November 15, 2012. On or after May 15, 2017, we may, at our option, redeem the 7.625% Senior Notes at the following redemption prices plus accrued and unpaid interest: 103.813% after May 15, 2017; 102.542% after May 15, 2018; 101.271% after May 15, 2019; and 100% after May 15, 2020. Prior to May 15, 2015, we may redeem up to 35% of the 7.625% Senior Notes with the net proceeds of one or more equity offerings at a redemption price of 107.625%, plus accrued and unpaid interest. The initial $400,000 of 7.625% Senior Notes were exchanged for registered notes effective September 28, 2012.

On November 15, 2012, we issued an additional $150,000 aggregate principal amount of 7.625% Senior Notes under the same indenture covering the issuance on May 2, 2102 (the “Add-on Notes”). The net proceeds from the additional 7.625% Senior Notes issuance were used to repay the outstanding balance of the indebtedness under our senior secured revolving credit facility and for general corporate purposes. In connection with the sale of the Add-on Notes, we entered into a registration rights agreement in which we agree to file a registration statement with the SEC related to an offer to exchange the Add-on Notes for an issue of registered notes within 270 days of the closing date (the “Target Registration Date”). If we fail to complete the exchange offer by the Target Registration Date, we will be required to pay liquidated damages equal to 0.25% per annum of the principal amount of the notes for the first 90 days after the Target Registration Date. After the first 90 days, the rate increases an additional 0.25% for each additional 90-day period, up to a maximum of 1.0% per annum.

In connection with the issuance of the May 2, 2012 7.625% Senior Notes, we capitalized approximately $8,778 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. In connection with the issuance of the November 15, 2012 Add-on Notes, we recorded a premium of $6,750 and capitalized $3,485 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Amortization of $119 was netted against interest expense during the year ended December 31, 2012 related to the premium and amortization of $419 was charged to interest expense during the year ended December 31, 2012 related to the issuance costs. Unamortized issuance costs of $11,844 were included in “Other assets” as of December 31, 2012.

During 2012, we recorded a $21,714 loss associated with the refinancing of our 8.875% Senior Notes, including $15,827 in repurchase or redemption-related fees and a $5,887 write-off of deferred financing costs and unaccreted discount.

On February 22, 2011, we issued $400,000 aggregate principal amount of 8.25% senior notes maturing on September 1, 2021. The net proceeds, after underwriting and issuance costs, were used to consummate a tender offer for all of our 8.5% senior notes due 2015, to redeem the 8.5% senior notes not purchased in the tender offer, and for general corporate purposes. Interest is payable on the 8.25% senior notes semi-annually on March 1 and September 1 each year beginning September 1, 2011. On or after September 1, 2016, we may, at our option, redeem the notes at the following redemption prices plus accrued and unpaid interest: 104.125% after September 1, 2016, 102.750% after September 1, 2017, 101.375% after September 1, 2018, and 100% after September 1, 2019. Prior to March 1, 2014, we may redeem up to 35% of the notes with the net proceeds of one or more equity offerings at a redemption price of 108.250%, plus accrued and unpaid interest.

In connection with the issuance of the 8.25% Senior Notes, we capitalized $8,785 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $7,750 and $8,329 were included in “Other assets” as of December 31, 2012 and 2011, respectively. Amortization of $579 and $456 was charged to interest expense during the year ended December 31, 2012 and 2011, respectively.

During the year ended December 31, 2011, we recorded a $20,592 loss associated with the refinancing of our 8.5% senior notes due 2015, including $15,101 in repurchase or redemption-related fees and a $5,491 write-off of deferred financing costs.

On September 16, 2010, we issued $300,000 of 9.875% senior notes due 2020 at a price of 97.672% of the principal amount. The net proceeds, after underwriting and issuance costs, were used to pay down the outstanding indebtedness under our revolving line of credit and for working capital. Interest is payable on the senior notes semi-annually on April 1 and October 1 each year beginning April 1, 2011. The notes mature on October 1, 2020. On or after October 1, 2015, we may, at our option, redeem the notes at the following redemption prices plus accrued and unpaid interest: 104.938% after October 1, 2015, 103.292% after October 1, 2016, 101.646% after October 1, 2017, and 100% after October 1, 2018 and thereafter. Prior to October 1, 2013, we may redeem up to 35% of the notes with the net proceeds of one or more equity offerings at a redemption price of 109.875%, plus accrued and unpaid interest.

In connection with the issuance of the 9.875% senior notes, we recorded a discount of $6,984 and capitalized $6,796 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $5,816 and $6,275 were included in “Other assets” as of December 31, 2012 and 2011, respectively. Accretion of $472, $424, and $119 was charged to interest expense during the years ended December 31, 2012, 2011, and 2010, respectively, related to the discount, and amortization of $459, $409, and $112 was charged to interest expense during the years ended December 31, 2012, 2011, and 2010, respectively, related to the issuance costs.

On January 18, 2007, we issued $325,000 of 8.875% senior notes due 2017 at a price of 99.178% of the principal amount. The net proceeds, after underwriting and issuance costs, were used to reduce outstanding indebtedness under our revolving line of credit and for working capital. Interest on the notes is payable semi-annually on February 1 and August 1 each year beginning August 1, 2007, and the notes mature on February 1, 2017. These notes were repurchased or redeemed upon issuance of the 7.625% Senior Notes maturing on November 15, 2022 issued May 2, 2012.

In connection with the issuance of the 8.875% senior notes, we recorded a discount of $2,671 and capitalized $7,316 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $0 and $4,552 were included in “Other assets” as of December 31, 2012 and 2011, respectively. Accretion of $86, $243, and $222 was charged to interest expense during the years ended December 31, 2012, 2011, and 2010, respectively, related to the discount, and amortization of $237, $669, and $609 was charged to interest expense during the years ended December 31, 2012, 2011, and 2010, respectively, related to the issuance costs.

The indentures governing our 9.875% senior notes due 2020, and our 8.25% senior notes due 2021, and our 7.625% senior notes due 2022 (collectively, our “Senior Notes”) contain certain covenants which limit our ability to:

•	incur or guarantee additional indebtedness, or issue preferred stock;

•	pay dividends on our capital stock or redeem, repurchase, or retire our capital stock or subordinated debt;

•	make investments;

•	incur liens on assets;

•	create restrictions on the ability of our restricted subsidiaries to pay dividends, make loans, or transfer property to us;

•	engage in transactions with affiliates;

•	sell assets, including capital stock of our subsidiaries;

•	consolidate, merge or transfer assets; and

•	enter into other lines of business.

If we experience a change of control (as defined in the indentures governing the Senior Notes), including making certain asset sales, subject to certain conditions, we must give holders of the Senior Notes the opportunity to sell to us their Senior Notes at 101% of the principal amount, plus accrued and unpaid interest.

Chaparral Energy, Inc. is a holding company and owns no operating assets and has no significant operations independent of its subsidiaries. Our obligations under our outstanding Senior Notes have been fully and unconditionally guaranteed, on a joint and several basis, by all of our wholly owned subsidiaries except for Oklahoma Ethanol, LLC and Chaparral Biofuels, LLC.

Senior secured revolving credit facility

In April 2010, we entered into an Eighth Restated Credit Agreement (our “senior secured revolving credit facility”), which is collateralized by our oil and natural gas properties and, as amended, matures on November 1, 2017. We used the proceeds from the sale of common stock to CCMP, along with proceeds available under our senior secured revolving credit facility, to repay the amounts owing under our Seventh Restated Credit Agreement. During the year ended December 31, 2010, we wrote off deferred financing costs associated with the refinancing of our Seventh Restated Credit Agreement of $2,241, and we recorded deferred financing costs associated with the closing of our senior secured revolving credit facility of $10,909. The Eighth Amendment to our senior secured revolving credit facility, effective April 30, 2012, amended our Asset Sale Covenant to permit the sale of certain oil and natural gas properties located in southern Oklahoma and increased our permitted ratio of Consolidated Net Debt to Consolidated EBITDAX. The Ninth Amendment to our senior secured revolving credit facility, effective May 24, 2012, amended the calculation of Consolidated EBITDAX to permit the exclusion of our reasonable and customary fees related to the refinancing of our 8.875% Senior Notes. The Tenth Amendment to our senior secured revolving credit facility, effective November 1, 2012, increased our borrowing base from $375,000 to $500,000; increased the Aggregate Maximum Credit Amount from $450,000 to $750,000 and the maximum Aggregate Maximum Credit Amount (after giving effect to any exercise of the accordion option on the terms and conditions set forth in the senior secured revolving credit facility) to $850,000; extended the maturity date to November 1, 2017; reduced the applicable margins added to the Adjusted LIBO Rate for the purposes of determining the interest rate (i) on Eurodollar loans to a margin ranging from 1.50% to 2.50% and (ii) on ABR loans to a margin ranging from 0.50% to 1.50%, each depending on the utilization percentage of the conforming borrowing base; reduced commitment fees to 0.375% if less than 50% of the borrowing base is utilized; reaffirmed the borrowing base through May 1, 2013 and permitted the offering of the Add-on Notes without triggering the automatic 25% reduction of the borrowing base.

Amounts borrowed under our senior secured revolving credit facility are subject to varying rates of interest based on (1) the total outstanding borrowings in relation to the borrowing base (the “utilization percentage”) and (2) whether we elect to borrow at the Eurodollar rate or the Alternate Base Rate (“ABR”). The entire balance outstanding at December 31, 2012 was subject to the Eurodollar rate.

The Eurodollar rate is computed at the Adjusted LIBO Rate, defined as the rate applicable to dollar deposits in the London interbank market with a maturity comparable to the interest period (one, two, three or six months, selected by us) times a Statutory Reserve Rate multiplier, as defined in our senior secured revolving credit facility, plus a margin that varies depending on our utilization percentage. During 2012, the margin varied from 1.50% to 2.75%. Interest payments on Eurodollar borrowings are due the last day of the interest period, if shorter than three months or every three months.

Interest on loans subject to the ABR is computed as the greater of (1) the Prime Rate, as defined in our senior secured revolving credit facility, (2) the Federal Funds Effective Rate, as defined in our senior secured revolving credit facility, plus 0.50%, or (3) the Adjusted LIBO Rate, as defined in our senior secured revolving credit facility, plus 1%, plus a margin that varies depending on our utilization percentage. During 2012, the margin varied from 0.50% to 1.75%.

Commitment fees of 0.375% to 0.50% accrue on the unused portion of the borrowing base amount, based on the utilization percentage, and are included as a component of interest expense. We have the right to make prepayments of the borrowings at any time without penalty or premium.

Our senior secured revolving credit facility contains restrictive covenants that may limit our ability, among other things, to:

•	incur additional indebtedness;

•	create or incur additional liens on our oil and natural gas properties;

•	pay dividends in cash or other property, redeem our capital stock or prepay certain indebtedness;

•	make investments in or loans to others;

•	change our line of business;

•	enter into operating leases;

•	merge or consolidate with another person, or lease or sell all or substantially all of our assets;

•	sell, farm-out or otherwise transfer property containing proved reserves;

•	enter into transactions with affiliates;

•	issue preferred stock;

•	enter into negative pledge agreements or agreements restricting the ability of our subsidiaries to pay dividends;

•	enter into or terminate certain swap agreements;

•	amend our organizational documents; and

•	amend, modify or waive under our permitted bond documents (i) any covenants that would make the terms materially more onerous to us or (ii) certain other provisions.

Our senior secured revolving credit facility, as amended, also has certain negative and affirmative covenants that require, among other things, maintaining a Current Ratio, as defined in our senior secured revolving credit facility, of not less than 1.0 to 1.0 and a Consolidated Net Debt to Consolidated EBITDAX ratio, as defined in our senior secured revolving credit facility, of not greater than 4.50 to 1.0 for each period of four consecutive fiscal quarters ending on the last day of such applicable fiscal quarter.

The First Amendment to our senior secured revolving credit facility, dated July 26, 2010, modified the definition of Consolidated EBITDAX to (1) permit cash proceeds received from the monetization of derivatives to be included in the calculation of Consolidated EBITDAX, to the extent that such monetizations, in any period between scheduled redeterminations, do not exceed 5% of the borrowing base then in effect, and (2) permit the exclusion from the calculation of Consolidated EBITDAX of up to $4,500 in one-time cash expenses associated with our financing transactions that were incurred and paid during the second quarter of 2010.

The Fourth Amendment to our senior secured revolving credit facility, effective April 1, 2011, amended the definition of Consolidated EBITDAX to permit the exclusion of our reasonable and customary fees and expenses related to the refinancing of our 8.5% Senior Notes due 2015 from the calculation of Consolidated EBITDAX.

We believe we were in compliance with all covenants under our senior secured revolving credit facility as of December 31, 2012.

Our senior secured revolving credit facility also specifies events of default, including non-payment, breach of warranty, non-performance of financial covenants, default on other indebtedness, certain adverse judgments, and change of control, among others. In addition, bankruptcy and insolvency events with respect to us or certain of our subsidiaries will result in an automatic acceleration of the indebtedness under our senior secured revolving credit facility. An acceleration of our indebtedness under our senior secured revolving credit facility could in turn result in an event of default under the indentures for our Senior Notes, which in turn could result in the acceleration of the Senior Notes.

If the outstanding borrowings under our senior secured revolving credit facility were to exceed the borrowing base as a result of a redetermination, we would be required to eliminate this excess. Within 10 days after receiving notice of the new borrowing base, we would be required to make an election: (1) to repay a portion of our bank borrowings in the amount of the excess either in a lump sum within 30 days or in equal monthly installments over a six-month period, (2) to submit within 30 days additional oil and natural gas properties we own for consideration in connection with the determination of the borrowing base sufficient to eliminate the excess or (3) to eliminate the excess through a combination of repayments and the submission of additional oil and natural gas properties within 30 days.

Derivative activities and fair value measurements	12 Months Ended
Dec. 31, 2012
Derivative activities and fair value measurements

Note 5: Derivative activities and fair value measurements

Overview

Our results of operations, financial condition and capital resources are highly dependent upon the prevailing market prices of, and demand for, oil and natural gas. These commodity prices are subject to wide fluctuations and market uncertainties. To mitigate a portion of this exposure, we enter into commodity price swaps, costless collars, and basis protection swaps. See Note 1 for additional information regarding our accounting policies for derivative transactions and fair value measurements.

For commodity price swaps, we receive a fixed price for the hedged commodity and pay a floating market price to the counterparty. The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

Collars contain a fixed floor price (put) and ceiling price (call). If the market price exceeds the call strike price or falls below the put strike price, we receive the fixed price and pay the market price. If the market price is between the call and the put strike price, no payments are due from either party. A three-way collar contract consists of a standard collar contract plus a put option contract sold by us with a price below the floor price of the collar. This additional put option requires us to make a payment to the counterparty if the market price is below the additional put option price. If the market price is greater than the additional put option price, the result is the same as it would have been with a standard collar contract only. By combining the collar contract with the additional put option, we are entitled to a net payment equal to the difference between the floor price of the standard collar and the additional put option price if the market price falls below the additional put option price. This strategy enables us to increase the floor and the ceiling price of the collar beyond the range of a traditional costless collar while defraying the associated cost with the sale of the additional put option.

We use basis protection swaps to reduce basis risk. Basis is the difference between the physical commodity being hedged and the price of the futures contract used for hedging. Basis risk is the risk that an adverse change in the futures market will not be completely offset by an equal and opposite change in the cash price of the commodity being hedged. Basis risk exists in natural gas primarily due to the geographic price differentials between cash market locations and futures contract delivery locations. Natural gas basis protection swaps are arrangements that guarantee a price differential for natural gas from a specified pricing point. We receive a payment from the counterparty if the price differential is greater than the stated terms of the contract and pay the counterparty if the price differential is less than the stated terms of the contract.

In December 2011, we amended our senior secured revolving credit facility to provide greater flexibility when hedging our anticipated production. The terms of the amendment allow us to protect a portion of our natural gas liquids production from price volatility using crude oil derivatives. Our outstanding derivative instruments as of December 31, 2012 are summarized below:

	Oil derivatives
	Swaps		Three-way collars
	Volume MBbls			Weighted average fixed price per Bbl
		Weighted average fixed price per Bbl	Volume MBbls	Additional put option	Put	Call
2013	1,020	$96.78	3,710	$77.88	$99.94	$114.26
2014	—	—	1,320	75.91	92.54	103.08

	1,020		5,030

	Natural gas swaps		Natural gas basis protection swaps
	Volume BBtu	Weighted average fixed price per MMBtu	Volume BBtu	Weighted average fixed price per MMBtu
2013	16,800	$4.31	16,400	$0.20
2014	8,400	3.95	14,090	0.23

	25,200		30,490

Discontinuance of cash flow hedge accounting

Effective April 1, 2010, we elected to de-designate all of our commodity derivative contracts that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively. As a result, all gains and losses from changes in the fair value of our derivative contracts subsequent to March 31, 2010 are recognized immediately in “Non-hedge derivative gains” in the consolidated statements of operations. This can have a significant impact on our results of operations due to the volatility of the underlying commodity prices. Prior to March 31, 2010, a portion of the change in fair value was deferred through other comprehensive income. As of December 31, 2012, AOCI consists of deferred net gains of $37,134 ($23,223 net of tax) that will be recognized as gains from oil and natural gas hedging activities through December 2013 as the hedged production is sold.

Derivative activities

Gains and losses associated with cash flow hedges are summarized below.

	Year ended December 31,
	2012	2011	2010
Amount of loss recognized in AOCI (effective portion)
Oil swaps	$—	$—	$(1,034)
Income taxes	—	—	386

	$—	$—	$(648)

Amount of gain (loss) reclassified from AOCI in income (effective portion)(1)
Oil swaps	$46,746	$(27,452)	$(30,243)
Natural gas swaps		—	1,510
Income taxes	(18,123)	10,580	10,729

	$28,623	$(16,872)	$(18,004)

Loss on oil swaps recognized in income (ineffective portion)(1)	$—	$—	$(660)

(1)	Included in “Gain (loss) from oil and natural gas hedging activities” in our consolidated statements of operations.

“Gain (loss) from oil and natural gas hedging activities,” which is a component of total revenues in the consolidated statements of operations, consists of the reclassification of hedge gains (losses) on discontinued oil hedges into income and is comprised of the following:

	Year ended December 31,
	2012	2011	2010
Oil hedges
Reclassification adjustment for hedge gains (losses) included in net income	$46,746	$(27,452)	$(30,243)
Loss on ineffective portion of derivatives qualifying for hedge accounting	—	—	(660)
Natural gas hedges
Reclassification adjustment for hedge gains included in net income	—	—	1,510

	$46,746	$(27,452)	$(29,393)

During 2010, we received proceeds of $7,097 on the early settlement of certain oil and natural gas derivative contracts with original settlement dates from April 2010 through December 2012. The proceeds from early settlement are recorded as a component of “Non-hedge derivative gains” in the consolidated statements of operations.

“Non-hedge derivative gains” in the consolidated statements of operations are comprised of the following:

	Year ended December 31,
	2012	2011	2010
Change in fair value of commodity price swaps	$(8,440)	$50,004	$8,610
Change in fair value of costless collars	21,182	3,540	(24,846)
Change in fair value of natural gas basis differential contracts	(331)	4,355	9,341
Receipts from (payments on) settlement of commodity price swaps	28,716	(16,801)	27,332
Receipts from settlement of costless collars	10,229	1,250	28,268
Payments on settlement of natural gas basis differential contracts	(1,671)	(7,940)	(10,110)

	$49,685	$34,408	$38,595

Fair value of derivative instruments

All derivative financial instruments are recorded on the balance sheet at fair value. We estimate the fair value of our derivative instruments using a combined income and market valuation methodology. Future cash flows from the derivatives are estimated based on the difference between the fixed contract price and the underlying published forward market price, and are discounted at the LIBOR swap rate. The fair value of collars is determined using an option pricing model which takes into account market volatility as well as the inputs described above. All derivative instruments are discounted further using a rate that incorporates our nonperformance risk for derivative liabilities and our counterparties’ nonperformance risk for derivative assets. As of December 31, 2012 and 2011, the rate reflecting our nonperformance risk was 1.50% and 1.75%, respectively, and the weighted-average rate reflecting our counterparties’ nonperformance risk was approximately 0.32% and 3.38%, respectively.

The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	As of December 31, 2012			As of December 31, 2011
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Derivatives not designated as hedging instruments:
Natural gas swaps	$13,642	$(1,487)	$12,155	$30,124	$—	$30,124
Oil swaps	4,957	(1,339)	3,618	3,832	(9,744)	(5,912)
Oil collars	27,411	(1,180)	26,231	6,296	(1,247)	5,049
Natural gas basis differential swaps	—	(1,599)	(1,599)	—	(1,268)	(1,268)

Total derivative instruments	46,010	(5,605)	40,405	40,252	(12,259)	27,993
Less:
Netting adjustments (1)	2,977	(2,977)	—	10,627	(10,627)	—
Current portion asset (liability)	42,516	(436)	42,080	12,840	(1,505)	11,335

	$517	$(2,192)	$(1,675)	$16,785	$(127)	$16,658

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Derivative settlements outstanding were as follows at December 31:

	2012	2011
Derivative settlements receivable included in accounts receivable	$8,013	$449
Derivative settlements payable included in accounts payable and accrued liabilities	$41	$5,042

We have no Level 1 assets or liabilities as of December 31, 2012 or 2011. Our derivative contracts classified as Level 2 are valued using NYMEX forward commodity price curves and quotations provided by price index developers such as Platts. In certain less liquid markets, forward prices are not as readily available. In these circumstances, commodity swaps are valued using internally developed methodologies that consider historical relationships among various commodities that result in management’s best estimate of fair value. These contracts are classified as Level 3. Due to unavailability of observable volatility data input, the fair value measurement of all our collars has been categorized as Level 3.

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of December 31, 2012			As of December 31, 2011
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$18,599	$(4,425)	$14,174	$33,956	$(11,012)	$22,944
Significant unobservable inputs (Level 3)	27,411	(1,180)	26,231	6,296	(1,247)	5,049
Netting adjustments (1)	(2,977)	2,977	—	(10,627)	10,627	—

	$43,033	$(2,628)	$40,405	$29,625	$(1,632)	$27,993

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Changes in the fair value of net commodity derivatives classified as Level 3 in the fair value hierarchy at December 31 were:

	For the year ended December 31,
Net derivative assets	2012	2011
Beginning balance	$5,049	$1,509
Realized and unrealized gains included in “Non-hedge derivative gains”	31,411	4,790
Settlements received	(10,229)	(1,250)

Ending balance	$26,231	$5,049

Gains relating to assets still held at the reporting date included in “Non-hedge derivative gains” for the period	$21,534	$5,049

Fair value of other financial instruments

The carrying values of items comprising current assets and current liabilities approximate fair values due to the short-term maturities of these instruments. The carrying value for long-term debt at December 31, 2012 and 2011 approximates fair value because the rates are comparable to those at which we could currently borrow under similar terms. The carrying value and estimated market value of our Senior Notes at December 31, 2012 and 2011 were as follows:

	December 31, 2012		December 31, 2011
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
8.875% Senior Notes due 2017	$—	$—	$323,342	$326,625
9.875% Senior Notes due 2020	294,031	341,250	293,559	322,500
8.25% Senior Notes due 2021	400,000	434,000	400,000	402,400
7.625% Senior Notes due 2022	556,631	574,750	—	—

	$1,250,662	$1,350,000	$1,016,901	$1,051,525

Fair value amounts have been estimated based on quoted market prices. The use of different market assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Concentrations of credit risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of derivative instruments and accounts receivable. Derivative instruments are exposed to credit risk from counterparties. We do not require collateral or other security to support the derivative instruments subject to credit risk, however, our derivative contracts have been executed with the institutions that are affiliates of our lenders, and we believe the credit risks associated with all of these institutions are acceptable. At December 31, 2012, we had significant commodity derivative net asset balances outstanding with the following counterparties:

Percentage of future hedged
Counterparty	production
JP Morgan Chase Bank, N.A.	33%
Societe Generale	16%
Royal Bank of Canada	14%
Wells Fargo	7%
Bank of Nova Scotia	7%
Macquarie Bank Limited	6%

83%

We did not post collateral under any of our derivative contracts as they are secured under our senior secured revolving credit facility. As of December 31, 2012, we had $25,000 outstanding under our senior secured revolving credit facility. Payment on our derivative contracts would be accelerated in the event of a default on our revolving credit facility. The aggregate fair value of our derivative liabilities was $5,605 at December 31, 2012.

Accounts receivable are primarily from purchasers of oil and natural gas products, and exploration and production companies who own interests in properties we operate. The industry concentration has the potential to impact our overall exposure to credit risk, either positively or negatively, in that customers may be similarly affected by changes in economic, industry or other conditions.

Sales of oil and natural gas to three purchasers accounted for 19.6%, 13.9% and 12.7% of total oil and natural gas revenues, excluding the effects of hedging activities, during the year ended December 31, 2012. Sales of oil and natural gas to three purchasers accounted for 15.1%, 13.6% and 10.4% of total oil and natural gas revenues, excluding the effects of hedging activities, during the year ended December 31, 2011. Sales of oil and natural gas to one purchaser accounted for 20.3% of total oil and natural gas revenues, excluding the effects of hedging activities, during the year ended December 31, 2010. If we were to lose a purchaser, we believe we could replace it with a substitute purchaser.

Asset retirement obligations	12 Months Ended
Dec. 31, 2012
Asset retirement obligations

Note 6: Asset retirement obligations

Our asset retirement obligations consist of the estimated present value of future costs to plug and abandon or otherwise dispose of our oil and natural gas properties and related facilities. Significant inputs used in determining such obligations include estimates of plugging and abandonment costs, inflation rates, discount rates, and well life, all of which are Level 3 inputs according to the fair value hierarchy. The estimated future costs to dispose of properties added during the years ended December 31, 2012 and 2011 were escalated using an annual inflation rate of 2.95% in each period, and discounted using our credit-adjusted risk-free interest rate of approximately 7.1% and 8.6%, respectively. These estimates may change based upon future inflation rates and changes in statutory remediation rules. See Note 1 for additional information regarding our accounting policies for fair value measurements.

The following table provides a summary of our asset retirement obligation activity during the years ended December 31, 2012 and 2011.

	For the year ended December 31,
	2012	2011
Beginning balance	$46,493	$41,695
Liabilities incurred in current period	1,079	2,522
Liabilities settled in current period	(2,303)	(1,354)
Accretion expense	3,945	3,630

	49,214	46,493
Less current portion	2,900	2,900

	$46,314	$43,593

We have funds held in escrow that are legally restricted for certain of our asset retirement obligations. The balance of this escrow account was $1,631 and $1,653 at December 31, 2012 and 2011, respectively, and is included in “Other assets” in our consolidated balance sheets. We are entitled to make quarterly withdrawals from the plugging escrow account equal to one-half of the interest earnings for the period and as reimbursement for actual plugging and abandonment expenses incurred on the North Burbank Unit, provided that written documentation has been provided. The balance is not intended to reflect our total future financial obligation for the plugging and abandonment of these wells.

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes

Note 7: Income taxes

Income tax expense (benefit) consists of the following for the years ended December 31:

	2012	2011	2010
Current tax expense (benefit)
Federal tax benefit	$(23)	$(21)	$(16)
State tax expense	141	200	95

Current tax expense	118	179	79
Deferred tax expense
Federal tax expense	35,579	27,290	19,712
State tax expense	2,140	8,455	4,012

Deferred tax expense	37,719	35,745	23,724

	$37,837	$35,924	$23,803

Income tax expense (benefit) differed from amounts computed by applying the U.S. Federal income tax rate as follows for the years ended December 31:

	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.1%	3.6%	5.5%
Statutory depletion	(0.04)%	(0.5)%	(0.7)%
Valuation allowance	—	7.3%	—
Other	(0.04)%	0.7%	1.6%

Effective tax rate	37.0%	46.1%	41.4%

Components of the deferred tax assets and liabilities are as follows at December 31:

	2012	2011
Deferred tax assets related to
Asset retirement obligations	$8,496	$7,386
Accrued expenses, allowance and other	10,129	9,755
Net operating loss carryforwards
Federal	153,709	142,920
State	16,339	13,097
Statutory depletion carryforwards	2,242	2,107
Alternative minimum tax credit carryforwards	308	308

	191,223	175,573
Less valuation allowance	(11,858)	(11,858)

Deferred tax asset	179,365	163,715
Deferred tax liabilities related to
Derivative instruments	(32,438)	(52,698)
Property and equipment	(181,489)	(125,737)
Inventories	(1,211)	(1,458)

Deferred tax liability	(215,138)	(179,893)

Net deferred tax liability	(35,773)	(16,178)
Less net current deferred tax liability	(26,872)	(23,704)

Long-term deferred tax asset (liability)	$(8,901)	$7,526

Approximately $33,066 and $28,699 of the current deferred tax liability at December 31, 2012 and 2011, respectively, relates to our short-term derivative instruments. Additionally, approximately $1,015 and $1,015 of the current deferred tax liability relates to asset retirement obligations at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, taxes receivable of $245 and $56, respectively, are included in accounts receivable.

We have federal net operating loss carryforwards of approximately $439,000 at December 31, 2012, portions of which will begin to expire in 2018 if unused. At December 31, 2012, we have state net operating loss carryforwards of approximately $413,000, which will begin to expire in 2013. In addition, at December 31, 2012 we had tax percentage depletion carryforwards of approximately $6,400, which are not subject to expiration.

At December 31, 2012, approximately $300,000 of the state net operating loss carryforwards have been reduced by a valuation allowance based on our assessment that it is more likely than not that a portion will not be realized. No adjustment to the valuation allowance was recorded during 2012.

Realization of our deferred tax assets is dependent upon generating sufficient future taxable income. Although realization is not assured, we believe it is more likely than not that our deferred tax assets will be realized. The amount of our deferred tax assets considered realizable, however, could be reduced in the near-term if estimates of future taxable income are reduced.

Stock-based compensation	12 Months Ended
Dec. 31, 2012
Stock-based compensation

Note 8: Stock-based compensation

Phantom Stock Plan and Restricted Stock Unit Plan

Effective January 1, 2004, we implemented a Phantom Unit Plan, which was revised on December 31, 2008 as the Second Amended and Restated Phantom Stock Plan (the “Plan”), to provide deferred compensation to certain key employees (the “Participants”). Phantom stock may be awarded to Participants in total up to 2% of the fair market value of the Company. No Participant may be granted, in the aggregate, more than 5% of the maximum number of phantom shares available for award. Under the Plan, awards vest on the fifth anniversary of the award date, but may also vest on a pro-rata basis following a Participant’s termination of employment with us due to death, disability, retirement or termination by us without cause. Also, phantom stock will vest if a change of control event occurs. Phantom shares are cash-settled within 120 days of the vesting date.

Effective March 1, 2012, we implemented a Non-Officer Restricted Stock Unit Plan (the “RSU Plan”) to create incentives to motivate Participants to put forth maximum effort toward the success and growth of the Company and to enable the Company to attract and retain experienced individuals who by their position, ability and diligence are able to make important contributions to the Company’s success. The RSU Plan is intended to replace the Phantom Plan. Although the Phantom Plan remains in effect, we do not expect to make any further awards under the Phantom Plan. Restricted stock units may be awarded to Participants in total up to 2% of the fair market value of the Company. Under the RSU Plan, awards generally vest in equal annual increments over a three-year period. RSU awards may also vest following a Participant’s termination of employment in combination with the occurrence of a change of control event, as specified in the RSU Plan. RSU awards are cash-settled, generally within 120 days of the vesting date.

The estimated fair market value of phantom stock and RSU awards is calculated based on our total asset value less total liabilities, with both assets and liabilities being adjusted to fair value in accordance with the terms of the Plans. The primary adjustment required is the adjustment of oil and natural gas properties from net book value to the discounted and risk adjusted reserve value based on internal reserve reports priced on NYMEX forward strips.

A summary of our phantom stock and RSU activity during the three years ended December 31, 2012 is presented in the following table:

	Phantom Plan			RSU Plan
	Weighted average grant date fair value	Phantom shares	Vest date fair value	Weighted average grant date fair value	Restricted Stock Units
	(per share)			(per share)
Unvested and outstanding at January 1, 2010	$12.77	175,482		$—	—
Granted	$23.93	18,841		$—	—
Vested	$9.17	(59,652)	$1,442	$—	—
Forfeited	$13.63	(7,812)		$—	—

Unvested and outstanding at December 31, 2010	$16.04	126,859		$—	—
Granted	$18.55	37,316		$—	—
Vested	$17.91	(17,064)	309	$—	—
Forfeited	$16.98	(21,343)		$—	—

Unvested and outstanding at December 31, 2011	$16.37	125,768		$—	—
Granted	$—	—		$17.07	177,026
Vested	$14.38	(26,908)	431	$—	—
Forfeited	$17.18	(14,096)		$16.80	(25,117)

Unvested and outstanding at December 31, 2012	$16.87	84,764		$17.12	151,909

Payments for phantom shares totaled $434, $306, and $1,445 in 2012, 2011, and 2010, respectively. Based on an estimated fair value of $12.86 per phantom share and RSU as of December 31, 2012, the aggregate intrinsic value of the unvested phantom shares and RSUs outstanding was $3,044.

2010 Equity Incentive Plan

We adopted the Chaparral Energy, Inc. 2010 Equity Incentive Plan (the “2010 Plan”) on April 12, 2010. The 2010 Plan reserves a total of 86,301 shares of our class A common stock for awards issued under the 2010 Plan. All of our or our Affiliated Entities’ employees, officers, directors, and consultants, as defined in the 2010 Plan, are eligible to participate in the 2010 Plan. The awards granted under the 2010 Plan consist of shares that are subject to service vesting conditions (the “Time Vested” awards) and shares that are subject to market and Performance Vested conditions (the “Performance Vested” awards).

The Time Vested awards vest in equal annual installments over the five year vesting period. In the event of a transaction whereby CCMP receives cash upon the sale of its class E common stock (a “Transaction” as defined in the restricted stock agreements), vesting of the Time Vested awards will be accelerated with respect to the fraction obtained by dividing (x) the number of shares of common stock sold pursuant to the Transaction, by (y) the 504,276 shares of class E common stock owned by CCMP on April 12, 2010 (the “Vesting Fraction”). All other shares will remain subject to the normal vesting schedule. Since we believe the occurrence of a Transaction is probable, compensation cost is recognized over the derived service period associated with the accelerated vesting provision.

The Performance Vested awards vest in the event of a Transaction, as defined in the agreements, whereby CCMP’s net proceeds from the Transaction yield certain target returns on investment, as shown in the following table:

Return on investment target	Shares vested
200% per share	20% of shares multiplied by the Vesting Fraction
250% per share	40% of shares multiplied by the Vesting Fraction
300% per share	60% of shares multiplied by the Vesting Fraction
350% per share	80% of shares multiplied by the Vesting Fraction
400% per share	100% of shares multiplied by the Vesting Fraction

Since we believe the occurrence of a Transaction is probable, compensation cost is recognized over the derived service period.

The estimated fair value of our common equity per share, after a 23% discount for lack of control and a 22% discount for lack of marketability, was considered to be the fair value of the Time Vested awards granted during 2012. A combined income and market valuation methodology was used to estimate the fair value of our common equity per share. The estimated fair value of our common equity per share, after a 23% discount for lack of control and a 20% discount for lack of marketability, was considered to be the fair value of the Time Vested awards granted during 2011. The price paid by CCMP for our class E common stock on April 12, 2010, was considered to be the fair value of the Time Vested awards granted during 2010.

The Monte Carlo simulation method was used to value the Performance Vested awards. A Monte Carlo simulation allows for the analysis of a complex security through statistical measures applied to a model that is simulated thousands of times to build distributions of potential outcomes. The variables and assumptions used in this calculation were as follows:

	2012	2011	2010
Risk free interest rate	0.25% to 1.21%	0.29% to 3.04%	0.44% to 3.65%
Expected volatility	42% to 50%	45%	55%
Expected life	6 years	7 years	8 years
Expected dividends	$—	$—	$—

Our expected volatility was calculated based on the average of the historical stock price volatility and the volatility implicit in the prices of the options or other traded financial instruments of our peer group. In 2012, our peer group consisted of Berry Petroleum Co., Concho Resources, Inc., Continental Resources, Inc., Denbury Resources, Inc., Pioneer Natural Resources Co., Sandridge Energy, Inc., Laredo Petroleum Holdings, Inc., and Whiting Petroleum Corp. In 2011, our peer group consisted of the following oil and gas exploration and production companies: Berry Petroleum Co., Concho Resources, Inc., Continental Resources, Inc., Denbury Resources, Inc., Encore Energy Partners, LP, Pioneer Natural Resources Co., Sandridge Energy, Inc., Venoco, Inc., and Whiting Petroleum Corp. In 2010, our expected volatility was calculated based on the average historical stock price volatility of our peer group, which consisted of the following oil and gas exploration and production companies: Berry Petroleum Co., Cabot Oil & Gas Corporation, Comstock Resources, Inc., Concho Resources, Inc., Continental Resources, Inc., Denbury Resources, Inc., Encore Energy Partners, LP, EXCO Resources, Inc., and Whiting Petroleum Corp.

Effective June 28, 2011, our board of directors modified the terms of the Time Vested awards to allow all participants in the 2010 Plan to elect, upon vesting of their Time Vested awards, to have us withhold shares having a fair market value greater than the minimum statutory withholding amounts for income and payroll taxes that would be due with respect to such vested shares. This modification changed the classification of the Time Vested awards from equity to liability awards and resulted in a reclassification from additional paid-in capital to stock-based compensation liabilities of $2,640. These awards are remeasured to fair value at the end of each reporting period. Because the modification did not affect the fair value of the awards or the number of awards expected to vest, no incremental compensation cost was recorded as a result of the modification.

Effective January 1, 2013, we amended and restated all outstanding Performance Vested awards to reflect that (i) those shares which would vest if CCMP receives net proceeds from a Transaction that yields a return of at least 400% per share were removed from the initial Performance Vested awards and an equal amount were granted effective as of January 1, 2013 under Time Vesting awards; and (ii) the remaining number of shares subject to the initial Performance Vested awards were reallocated among the five targets for vesting. These vesting targets will apply for any new grants of Performance Vested awards. Any shares of Performance Vested awards not vested on a Separation Date will be forfeited as of the Separation Date.

Return on Investment Target	Target Shares Vested
175% per share	20% of shares multiplied by the Vesting Fraction
200% per share	20% of shares multiplied by the Vesting Fraction
250% per share	20% of shares multiplied by the Vesting Fraction
300% per share	20% of shares multiplied by the Vesting Fraction
350% per share	20% of shares multiplied by the Vesting Fraction

A summary of our Time and Performance award activity during the three years ended December 31, 2012 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2010	$—	—		$—	—
Granted	$684.15	10,049		$295.10	41,297
Vested	$—	—	$—	$—	—
Forfeited	$—	—		$—	—

Unvested and outstanding at December 31, 2010	$684.15	10,049		$295.10	41,297
Granted	$674.33	4,030		$307.00	13,612
Vested	$684.15	(2,010)	$1,351	$—	—
Forfeited	$684.15	(484)		$295.10	(1,811)

Unvested and outstanding at December 31, 2011	$680.74	11,585		$298.15	53,098
Granted	$572.70	2,444		$394.00	15,050
Vested	$681.41	(2,673)	$1,980	$—	—
Forfeited	$684.43	(1,875)		$295.96	(12,324)

Unvested and outstanding at December 31, 2012	$651.97	9,481		$298.15	55,824

We repurchased and canceled 1,469 and 528 vested shares, primarily for tax withholding in 2012 and 2011, respectively, and we expect to repurchase approximately 1,000 restricted shares vesting during the next twelve months. Payments for Time Vested restricted shares totaled $952 and $355 in 2012 and 2011, respectively. Based on an estimated fair value of $626.00 per Time Vested restricted share as of December 31, 2012, the aggregate intrinsic value of the unvested Time Vested restricted shares outstanding was $5,935.

Stock-based compensation cost

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the years ended December 31:

	2012	2011	2010
Stock-based compensation cost	$4,982	$6,042	$3,980
Less: stock-based compensation cost capitalized	(1,917)	(2,295)	(1,380)

Stock-based compensation expense	$3,065	$3,747	$2,600

Recognized tax benefit associated with stock-based compensation	$1,230	$1,547	$1,076

As of December 31, 2012 and 2011, accrued payroll and benefits payable included $2,636 and $2,359, respectively, for stock-based compensation costs expected to be settled within the next twelve months. Unrecognized stock-based compensation cost of approximately $7,497 is expected to be recognized over a weighted-average period of 2.3 years.

Stockholders' equity	12 Months Ended
Dec. 31, 2012
Stockholders' equity

Note 9: Stockholders’ equity

On March 23, 2010, we entered into a Stock Purchase Agreement with CCMP, pursuant to which CCMP would purchase and we would sell 475,042 shares of our class E common stock, par value $0.01 per share, and one share of class F common stock, par value $0.01 per share, for a purchase price of $325,000. Fees and other expenses of the transaction were $11,769. The closing date of the Stock Purchase Agreement (the “Closing Date”) was April 12, 2010.

In connection with the execution of the Stock Purchase Agreement, on April 12, 2010, two of the three principal stockholders of the Company, Fischer Investments, L.L.C. (“Fischer”) and Altoma Energy GP (“Altoma”), each executed a stock purchase agreement with CCMP pursuant to which CCMP purchased from such stockholder 14,617 shares of Company common stock for a purchase price of $10,000.

Amended and Restated Certificate of Incorporation and Amended Bylaws

In connection with the execution of the Stock Purchase Agreement, we filed the Amended and Restated Certificate of Incorporation with the Delaware Secretary of State on April 12, 2010. The Amended and Restated Certificate of Incorporation creates seven classes of $0.01 par value per share common stock, classes A through G, with the rights and preferences summarized below. The class A common stock carries standard voting, dividend and liquidation rights. The class B, C and D common stock was issued to our existing stockholders, with a separate class issued to each stockholder. The class E and class F common stock was issued to CCMP. One share of class G common stock was issued to each of our existing stockholders. All shares of class B through G common stock will automatically convert to class A common stock upon consummation of an initial public offering of shares of class A common stock resulting in proceeds to us of at least $250,000, which is underwritten on a firm commitment basis by a nationally recognized investment banking firm, and which results in the initial listing or quotation of the class A common stock on any national securities exchange (a “Qualified IPO”).

Holders of class B, C and D common stock have the right, in aggregate, to designate three of our five directors. Holders of class E common stock have the right to designate the remaining two directors. Holders of each of the class B, C, D, and E common stock have designated their respective directors. All of the initial designees of the class B, C, D and E common stock were approved by the existing board of directors prior to being empanelled.

The class B, E, F and G common stock carry the following additional voting and consent rights:

•

So long as the class B holders own 80% or more of the common stock they owned as of the Closing Date, and without such holder’s prior consent, we may neither initiate nor consummate a sale of the Company, whether in the form of a stock sale, asset sale, merger or any other form whatsoever (a “Company Sale”), or a liquidation or dissolution of the Company, on or prior to the sixth anniversary of the Closing Date.

•

In certain circumstances, we are prohibited from incurring debt, consummating sales or acquisitions of assets, taking certain operational actions or engaging in other specified transactions without the prior consent of the holders of the class E common stock.

•

Upon the triggering of a Company Sale or a Demand IPO (each as summarized below) by holders of class E common stock, the voting and other rights related to the class F common stock will permit holders of class E common stock to cause any actions necessary to be taken by our board of directors or stockholders to consummate such Company Sale or Demand IPO.

•

Upon the triggering of a Demand IPO by a majority in interest of our existing stockholders, the voting and other rights related to the class G common stock will permit the majority of the holders of class G common stock to cause any actions necessary to be taken by the Company’s board of directors or stockholders to consummate such Demand IPO.

The rights and preferences of a holder of class B, C, D, E, F and G common stock terminate on the earlier of (x) the closing date of a Qualified IPO or (y) the date that such holder and its permitted transferees cease to beneficially own 5% or more of our fully-diluted common stock.

Our bylaws have been amended to conform to the provisions of the Amended and Restated Certificate of Incorporation.

Stockholders Agreement

In connection with the closing of the Stock Purchase Agreement, the Company, CCMP and our existing stockholders executed the Stockholders Agreement on April 12, 2010. The Stockholders Agreement provides for certain general rights and restrictions, including board observer rights, informational rights, general restrictions on transfer of common stock, tag-along rights, preemptive rights, registration rights following a Qualified IPO and, subject to certain limited exceptions, prohibitions on the sale or acquisition of our common stock that would result in a change of control, as such term is defined under the indentures for our Senior Notes.

The Stockholders Agreement also provides for the following stockholder-specific rights or restrictions:

•

Prior to a Qualified IPO, Altoma will not vote for the approval of (i) any merger, consolidation, conversion or a Demand IPO, (ii) certain amendments to our organizational documents, (iii) the sale of all or substantially all of our assets, or (iv) a termination of the business of or liquidation or dissolution of the Company, unless Fischer votes for such approval.

•	Other than pursuant to the exercise of preemptive rights, CHK Energy Holdings may not acquire more than 25% of our outstanding common stock.

•

CCMP may sell up to 20% of its common stock owned on the Closing Date without restriction. Prior to a Qualified IPO and except in limited circumstances, CCMP is restricted from making further sales before the fourth anniversary of the Closing Date, and any sales thereafter (but before a Qualified IPO) will be subject to certain rights of first offer provisions set forth in the Stockholders Agreement (the “ROFO provisions”).

•

Fischer may sell up to 20% of its common stock owned immediately prior to the Closing Date subject to certain restrictions. Prior to a Qualified IPO and except in limited circumstances, Fischer is restricted from making further sales before the fourth anniversary of the Closing Date, and any sales thereafter (but before a Qualified IPO) will be subject to the ROFO provisions.

•

Prior to a Qualified IPO and except in limited circumstances, CHK Energy Holdings is restricted from selling its common stock before the 30 month anniversary of the Closing Date, and any sales thereafter (but before a Qualified IPO) will be subject to the ROFO provisions.

•

If our common stock is not listed on a national securities exchange after August 15, 2011, Altoma may request to transfer its shares pursuant to a demand registration, but only after Altoma first offers such shares to the Company, and then to CHK Energy Holdings, Fischer and CCMP in accordance with the procedures set forth in the Stockholders Agreement.

•

At any time after the 18 month anniversary of the Closing Date, either (i) CCMP or (ii ) a majority in interest of our existing stockholders may demand that we engage in a Qualified IPO (a “Demand IPO”), if (a) the price per share to be received by the Company or such party or parties, as the case may be, in such Demand IPO is at least 1.75 times the price per share paid by CCMP for our common stock pursuant to the Stock Purchase Agreement and (b) certain other conditions are met.

•	At any time after the four year anniversary of the Closing Date, CCMP may demand a Demand IPO.

•

At any time after the sixth anniversary of the Closing Date, and so long as a Qualified IPO has not yet occurred, CCMP may demand a Company Sale, subject to a right of first offer to purchase the Company provided to Fischer.

With the exception of registration rights, the rights and preferences of a stockholder under the Stockholders Agreement will generally terminate on the earlier of (x) the closing date of a Qualified IPO or (y) the date that such holder and its permitted transferees cease to beneficially own 5% or more of our fully-diluted common stock.

Summary of changes in common stock

The following is a summary of the changes in our common shares outstanding during the years ended December 31, 2012 and 2011:

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Shares outstanding on April 11, 2010	Total
Shares issued at January 1, 2010	—	—	—	—	—	—	—	877,000	877,000
Change in classification	—	357,882	209,882	279,999	29,234	—	3	(877,000)	—
Common stock issuance for cash	—	—	—	—	475,042	1	—	—	475,043
Restricted stock issuances	51,346	—	—	—	—	—	—	—	51,346

Shares issued at December 31, 2010	51,346	357,882	209,882	279,999	504,276	1	3	—	1,403,389
Restricted stock issuances	17,642	—	—	—	—	—	—	—	17,642
Restricted stock forfeitures	(2,295)	—	—	—	—	—	—	—	(2,295)
Restricted stock repurchased	(528)	—	—	—	—	—	—	—	(528)

Shares issued at December 31, 2011	66,165	357,882	209,882	279,999	504,276	1	3	—	1,418,208
Restricted stock issuances	17,494	—	—	—	—	—	—	—	17,494
Restricted stock forfeitures	(14,199)	—	—	—	—	—	—	—	(14,199)
Restricted stock repurchased	(1,469)	—	—	—	—	—	—	—	(1,469)

Shares issued at December 31, 2012	67,991	357,882	209,882	279,999	504,276	1	3	—	1,420,034

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions

Note 10: Related party transactions

Transactions with Chesapeake Energy Corporation

CHK Energy Holdings, Inc., an indirect wholly owned subsidiary of Chesapeake Energy Corporation (“Chesapeake”), owns approximately 20% of our outstanding common stock. We participate in ownership of properties operated by Chesapeake, and we received revenues and incurred joint interest billings on these properties as follows:

	Year ended December 31,
	2012	2011	2010
Revenues	$3,625	$5,028	$6,395
Joint interest billings	$(4,896)	$(1,764)	$(5,111)

In addition, Chesapeake participates in ownership of properties operated by us, and we paid revenues and recorded joint interest billings to Chesapeake on these properties as follows:

	Year ended December 31,
	2012	2011	2010
Revenues	$(4,084)	$(2,834)	$(1,553)
Joint interest billings	$9,785	$4,056	$1,765

Amounts receivable from and payable to Chesapeake were as follows:

	As of December 31,
	2012	2011
Receivable from Chesapeake	$2,071	$223
Payable to Chesapeake	$864	$207

Chesapeake has disclosed its intention to sell all of its equity interest in us. The sale by Chesapeake will be subject to the terms and conditions of the Stockholders Agreement described in Note 9, including the restrictions on its ability to sell its equity interest.

Transactions with CCMP

On April 12, 2010, we closed the sale of an aggregate of 475,043 shares of our common stock to CCMP, and as a result of this transaction, CCMP owns approximately 36% of our total outstanding common stock. Fees and other expenses associated with the sale were $11,769, which includes $5,000 paid to CCMP for its expenses in connection with the transaction. See Note 9 for additional information regarding the sale of stock to CCMP.

Retirement benefits	12 Months Ended
Dec. 31, 2012
Retirement benefits

Note 11: Retirement benefits

We provide a 401(k) retirement plan for all employees, and we match employee contributions 100%, up to 6% of each employee’s gross wages. At December 31, 2012, 2011, and 2010, there were 661, 625, and 595 employees, respectively, participating in the plan. Our contribution expense was $2,809, $2,390, and $2,360 for the years ended December 31, 2012, 2011 and 2010, respectively.

Divestitures	12 Months Ended
Dec. 31, 2012
Divestitures

Note 12: Divestitures

On May 30, 2012, we sold certain mature oil and natural gas properties located in our Velma Area in southern Oklahoma for a cash price of $37,000 subject to post-closing adjustments. In accordance with the full cost method of accounting, we reduced our full cost pool by the amount of the net proceeds and did not record a gain or loss on the sale.

On November 28, 2011, we sold certain non-strategic oil and natural gas properties located in our Rocky Mountains area to Charger Resources, LLC for a cash price of approximately $33,100. In accordance with the full cost method of accounting, we reduced our full cost pool by the amount of the net proceeds and did not record a gain or loss on the sale.

On November 7, 2011, we sold substantially all the remaining assets of Green Country Supply Inc., a wholly owned subsidiary, for a cash price of $4,433. We recorded a gain on the sale of $2,630, which is included in “Other income” on the consolidated statement of operations.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies

Note 13: Commitments and contingencies

Standby letters of credit (“Letters”) available under our senior secured revolving credit facility are used in lieu of surety bonds with various organizations for liabilities relating to the operation of oil and natural gas properties. We had various Letters outstanding totaling $920 and $2,920 as of December 31, 2012 and 2011, respectively. Interest on each Letter accrues at the lender’s prime rate for all amounts paid by the lenders under the Letters. No amounts were paid by the lenders under the Letters, therefore we paid no interest on the Letters during the years ended December 31, 2012, 2011, or 2010.

We have a long-term contract to purchase CO2 manufactured at an existing ethanol plant. As of December 31, 2012, we were purchasing approximately 14 MMcf/d of CO2 under this contract, and we expect to purchase an average of approximately 13 MMcf/d over the fifteen-year contract term, which expires in May 2024. Purchases under this contract were $1,099, $481, and $305 during 2012, 2011, and 2010, respectively. Pricing is fixed for the remainder of the contract and the contract has renewal language.

We have rights under two additional contracts with fertilizer plants under which we purchase CO2 that is restricted in whole or in part, for use only in EOR projects. Under both of these contracts, the fertilizer plant reserves the right to install additional equipment and use some of the CO2 to make certain fertilizer products, which could reduce our CO2 purchases. Under one of these contracts, as of December 31, 2012, we were purchasing an average of approximately 19 MMcf/d and expect our purchases to remain at that level over the remainder of the contract term, which expires in February 2021. Purchases under this contract were $1,518, $1,465, and $961 during 2012, 2011, and 2010, respectively. Under the second of these contracts, we have elected to purchase 10 MMcf/d of CO2 through 2014, subject to availability. During 2012, we were purchasing approximately 1 MMcf/d of CO2 under this contract. Purchases under this contract, which include transportation charges, were $1,243, $3,065, and $1,310 during 2012, 2011, and 2010, respectively. The contract expires in 2016. We may terminate or permanently reduce our purchase rate under this contract at the end of any calendar year with 13 months notice. Pricing under both of these contracts is dependent on certain variable factors, including the price of oil.

On March 24, 2011, we signed a long-term contract to purchase up to 100% of CO2 emissions from an existing nitrogen fertilizer plant in Coffeyville, Kansas that produces approximately 42 MMcf/d of CO2. We intend to use these CO2 volumes for injection into our North Burbank Unit. The initial term of the contract is 20 years from commencement of operations of the compression facilities and pipeline, and the contract has renewal language. Pricing under the contract is fixed for the first five contract years and variable thereafter. Beginning no later than July 2013, and assuming the fertilizer plant produces and delivers a specified quality of CO2, we will be obligated to purchase an average of approximately 24 MMcf/d the first year of the contract and 35 MMcf/d for the remaining contract years or pay for any deficiencies at the price in effect when the minimum delivery was to have occurred. After the first ten contract years, we may permanently reduce up to 100% of our purchase rate under this contract with six months’ notice. We expect to purchase an average of approximately 24 MMcf/d of CO2 under this contract beginning on April 1, 2013 and for the remainder of 2013.

Based on current prices, our estimated minimum purchase obligations under our CO2 contracts are as follows:

2013	$1,397
2014	4,974
2015	1,289
2016	1,289
2017	1,289
2018 and thereafter	22,648

$32,886

We have entered into operating lease agreements for the use of office space and equipment. We also rent equipment used on our oil and natural gas properties. Rent expense for the years ended December 31, 2012, 2011, and 2010 was $8,144, $6,715, and $4,647, respectively. We have leases relating to office space and equipment that have terms of up to five years. As of December 31, 2012, total remaining payments associated with these operating leases were $729.

We have entered into change of control severance agreements under which our officers are entitled to receive certain severance benefits. The severance payment will be paid in equal monthly installments over a period of months as calculated under the terms of the agreement and will be equal to a set multiplier times the sum of (A) the officer’s base salary as in effect immediately prior to his or her termination date, plus (B) the officer’s bonus for the full year in which the termination date occurred.

Naylor Farms, Inc. v. Chaparral Energy, L.L.C.

On June 7, 2011, Naylor Farms, Inc. (the “Plaintiff”), filed a complaint against us, alleging claims on behalf of itself and non-governmental royalty interest owners in oil and natural gas wells we operate in Oklahoma. The Plaintiff asserts class claims seeking recovery for underpayment of royalties, alleging damages in excess of $5,000. The Plaintiff also requests allowable interest, punitive damages, cancellation of leases, other equitable relief, and an award of attorney fees and costs. We have denied liability on the claims and raised arguments and defenses that, if accepted by the Court, will result in no loss to us. The matter is currently stayed pending resolution of unrelated cases currently on appeal with the U.S. Court of Appeals for the Tenth Circuit. These cases are expected to influence the ruling on class certification in the Plaintiff’s case. At the time that the matter was stayed no class had been certified and discovery was ongoing. As such, we are not yet able to estimate a possible loss, or range of possible loss, if any.

In our opinion, there are no other material pending legal proceedings to which we are a party or of which any of our property is the subject. However, due to the nature of our business, certain legal or administrative proceedings may arise from time to time in the ordinary course of business. While the outcome of these legal matters cannot be predicted with certainty, we do not expect them to have a material adverse effect on our financial condition, results of operations or cash flows.

Oil and natural gas activities	12 Months Ended
Dec. 31, 2012
Oil and natural gas activities

Note 14: Oil and natural gas activities

Our oil and natural gas activities are conducted entirely in the United States. Costs incurred in oil and natural gas producing activities are as follows for the years ended December 31:

	2012	2011	2010
Property acquisition costs
Proved properties	$1,108	$1,024	$32,458
Unproved properties	46,895	15,795	9,062

Total acquisition costs	48,003	16,819	41,520
Development costs	409,429	250,182	251,564
Exploration costs(1)	54,432	57,016	34,180

Total	$511,864	$324,017	$327,264

(1)	Includes $52,188 and $33,030 of EOR costs in 2012 and 2011, respectively.

Depreciation, depletion, and amortization expense of oil and natural gas properties was $154,788, $132,307, and $96,676 for the years ended December 31, 2012, 2011, and 2010, respectively. The average depreciation, depletion and amortization rate per equivalent unit of production was $16.98, $15.29, and $12.01 for the years ended December 31, 2012, 2011, and 2010, respectively.

Oil and natural gas properties not subject to amortization consist of the cost of unevaluated properties and seismic costs associated with specific unevaluated properties. Of the $162,921 of unproved property costs at December 31, 2012 being excluded from the amortization base, $136,652, $16,377, and $4,567 were incurred in 2012, 2011, and 2010, respectively, and $5,325 was incurred in prior years. These costs are primarily seismic, pipeline, and lease acquisition costs. We expect to complete our evaluation for the majority of these costs relating to non-EOR properties within the next two to five years.

Disclosures about oil and natural gas activities (unaudited)	12 Months Ended
Dec. 31, 2012
Disclosures about oil and natural gas activities (unaudited)

Note 15: Disclosures about oil and natural gas activities (unaudited)

The estimate of proved reserves and related valuations were based upon the reports of Cawley, Gillespie & Associates, Inc. and Ryder Scott Company, L.P., each independent petroleum and geological engineers, and our engineering staff. Users of this information should be aware that the process of estimating quantities of “proved” and “proved developed” crude oil and natural gas reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. The data for a given reservoir may also change substantially over time as a result of numerous factors, including additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. Consequently, material revisions to existing reserve estimates occur from time to time.

Our oil and natural gas reserves are attributable solely to properties within the United States. A summary of the changes in our quantities of proved oil and natural gas reserves for the three years ended December 31, 2012 are as follows:

	Oil (MBbls)(1)	Natural Gas (MMcf)	Total (MBoe)
Balance at January 1, 2010	89,469	314,430	141,874
Purchase of minerals in place	1,352	17,166	4,213
Sales of minerals in place	—	(6)	(1)
Extensions and discoveries	4,767	37,914	11,086
Revisions	(2,694)	(10,542)	(4,451)
Improved recoveries	4,611	—	4,611
Production	(4,093)	(23,742)	(8,050)

Balance at December 31, 2010	93,412	335,220	149,282
Purchase of minerals in place	241	822	378
Sales of minerals in place	(2,355)	(7,134)	(3,544)
Extensions and discoveries	6,362	40,896	13,178
Revisions	6,711	(12,882)	4,564
Improved recoveries	1,057	—	1,057
Production	(5,048)	(21,642)	(8,655)

Balance at December 31, 2011	100,380	335,280	156,260
Purchase of minerals in place	—	57	9
Sales of minerals in place	(2,694)	(6,608)	(3,795)
Extensions and discoveries	7,117	37,256	13,326
Revisions(2)	3,410	(89,036)	(11,429)
Improved recoveries	842	—	842
Production	(5,812)	(19,834)	(9,118)

Balance at December 31, 2012	103,243	257,115	146,095

Proved developed reserves:
January 1, 2010	55,861	228,006	93,862

December 31, 2010	55,607	257,754	98,566

December 31, 2011	62,450	226,008	100,118

December 31, 2012	63,956	185,826	94,927

Proved undeveloped reserves:
January 1, 2010	33,608	86,424	48,012

December 31, 2010	37,805	77,466	50,716

December 31, 2011	37,930	109,272	56,142

December 31, 2012	39,287	71,289	51,169

(1)	Includes natural gas liquids.
(2)	The downward revision in our oil and natural gas reserves during 2012 was primarily due to a decrease in SEC pricing for oil from $96.19 as of December 31, 2011 to $94.71 as of December 31, 2012 and a decrease in our natural gas SEC pricing from $4.11 as of December 31, 2011 to $2.76 as of December 31, 2012. SEC pricing was computed using the 12-month unweighted average of the first-day-of-the-month commodity prices as required by SEC rules.

The following information was developed using procedures prescribed by GAAP. The standardized measure of discounted future net cash flows should not be viewed as representative of our current value. It and the other information contained in the following tables may be useful for certain comparative purposes, but should not be solely relied upon in evaluating us or our performance.

We believe that, in reviewing the information that follows, the following factors should be taken into account:

•	future costs and sales prices will probably differ from those required to be used in these calculations;

•	actual rates of production achieved in future years may vary significantly from the rates of production assumed in the calculations;

•	a 10% discount rate may not be reasonable as a measure of the relative risk inherent in realizing future net oil and natural gas revenues; and

•	future net revenues may be subject to different rates of income taxation.

For 2012, 2011, and 2010, future cash inflows used in the standardized measure calculation were estimated by applying a twelve-month average price for oil and natural gas, adjusted for location and quality differences, to the estimated future production of year-end proved reserves. Future cash inflows do not reflect the impact of future production that is subject to open hedge positions (see Note 5, “Derivative activities and fair value measurements”). Future cash inflows were reduced by estimated future development, abandonment and production costs based on year-end costs in order to arrive at net cash flows before tax. Future income tax expense has been computed by applying year-end statutory tax rates to aggregate future pre-tax net cash flows reduced by the tax basis of the properties involved and tax carryforwards. GAAP requires the use of a 10% discount rate and prices and costs excluding escalations based upon future conditions.

In general, management does not rely on the following information in making investment and operating decisions. Such decisions are based upon a wide range of factors, including estimates of probable and possible as well as proved reserves and varying price and cost assumptions considered more representative of a range of possible economic conditions that may be anticipated.

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2012	2011	2010
Future cash flows	$9,690,171	$10,737,829	$8,614,519
Future production costs	(3,737,069)	(4,061,713)	(3,448,904)
Future development and abandonment costs	(1,172,786)	(1,202,438)	(1,054,771)
Future income tax provisions	(1,223,036)	(1,653,666)	(1,211,143)

Net future cash flows	3,557,280	3,820,012	2,899,701
Less effect of 10% discount factor	(2,033,599)	(2,222,100)	(1,663,675)

Standardized measure of discounted future net cash flows	$1,523,681	$1,597,912	$1,236,026

Future cash flows as shown above were reported without consideration for the effects of cash flow hedges outstanding at each period end. We discontinued the use of hedge accounting effective April 1, 2010.

The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2012	2011	2010
Beginning of year	$1,597,912	$1,236,026	$971,364
Sale of oil and natural gas produced, net of production costs	(346,627)	(374,300)	(275,939)
Net changes in prices and production costs	(206,640)	538,466	512,006
Extensions and discoveries	224,903	224,027	166,330
Improved recoveries	14,204	17,969	69,181
Changes in future development costs	(18,184)	(238,881)	(236,031)
Development costs incurred during the period that reduced future development costs	118,502	166,161	84,327
Revisions of previous quantity estimates	(192,894)	77,588	(66,781)
Purchases and sales of reserves in place, net	(54,070)	(40,662)	63,205
Accretion of discount	214,794	169,679	124,480
Net change in income taxes	166,238	(177,142)	(181,858)
Changes in production rates and other	5,543	(1,019)	5,742

End of year	$1,523,681	$1,597,912	$1,236,026

The following prices before field differentials were used in determining future net revenues related to the standardized measure calculation:

	2012	2011	2010
Oil (per Bbl)	$94.71	$96.19	$79.43
Natural gas (per Mcf)	$2.76	$4.11	$4.38

Nature of operations and summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of operations

 Nature of operations and summary of significant accounting policies

Chaparral Energy, Inc. and its subsidiaries, (collectively, “we”, “our”, “us”, or the “Company”) are involved in the acquisition, exploration, development, production and operation of oil and natural gas properties. Properties are located primarily in Oklahoma, Texas, New Mexico, Louisiana, Arkansas, and Kansas.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of Chaparral Energy, Inc. and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates affecting these financial statements include estimates for quantities of proved oil and natural gas reserves, valuation allowances associated with deferred income taxes, asset retirement obligations, fair value of derivative instruments, and others, and are subject to change.

Reclassifications	Reclassifications Certain reclassifications have been made to prior period financial statements to conform to current period presentation.
Cash and cash equivalents

Cash and cash equivalents

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. We maintain cash and cash equivalents in bank deposit accounts and money market funds which may not be federally insured. As of December 31, 2012, cash with a recorded balance totaling $27,732 was held at JP Morgan Chase Bank, N.A. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on such accounts.

Accounts receivable

Accounts receivable

We have receivables from joint interest owners and oil and natural gas purchasers which are generally uncollateralized. We generally review our oil and natural gas purchasers for credit worthiness and general financial condition. We may have the ability to withhold future revenue disbursements to recover non-payment of joint interest billings on properties of which we are the operator. Accounts receivable from joint interest owners are stated at amounts due, net of an allowance for doubtful accounts. Accounts receivable are generally due within 30 days and accounts outstanding longer than 60 days are considered past due. We determine our allowance by considering the length of time past due, previous loss history, future net revenues of the debtor’s ownership interest in oil and natural gas properties we operate, and the owner’s ability to pay its obligation, among other things.

We write off accounts receivable when they are determined to be uncollectible. Bad debt expense for the years ended December 31, 2012, 2011, and 2010 was $731, $179, and $17, respectively. Accounts receivable consisted of the following at December 31:

	2012	2011
Joint interests	$19,282	$16,926
Accrued oil and natural gas sales	50,814	47,667
Derivative settlements	8,013	449
Other	472	380
Allowance for doubtful accounts	(1,274)	(634)

	$77,307	$64,788

Inventories

Inventories

Inventories are comprised of equipment used in developing oil and natural gas properties, oil and natural gas product inventories, and equipment for resale. Equipment inventory and inventory for resale are carried at the lower of cost or market using the average cost method. Oil and natural gas product inventories are stated at the lower of production cost or market. We regularly review inventory quantities on hand and record provisions for excess or obsolete inventory, if necessary. The provision for excess or obsolete inventory for the years ended December 31, 2012, 2011, and 2010 was $0, $602, and $810, respectively. Inventories consisted of the following at December 31:

	2012	2011
Equipment inventory	$8,047	$6,164
Oil and natural gas product	3,175	3,793
Inventory valuation allowance	(712)	(1,316)

	$10,510	$8,641

Property and equipment

Property and equipment

Property and equipment are capitalized and stated at cost, while maintenance and repairs are expensed currently.

Depreciation and amortization are provided in amounts sufficient to relate the cost of depreciable assets to operations over their estimated service lives using the straight-line method. Estimated useful lives are as follows:

Furniture and fixtures	10 years
Automobiles and trucks	5 years
Machinery and equipment	10 - 20 years
Office and computer equipment	5 - 10 years
Building and improvements	10 - 40 years

Oil and natural gas properties

Oil and natural gas properties

We use the full cost method of accounting for oil and natural gas properties and activities. Accordingly, we capitalize all costs incurred in connection with the exploration for and development of oil and natural gas reserves. Proceeds from the disposition of oil and natural gas properties are accounted for as a reduction in capitalized costs, with no gain or loss generally recognized unless such dispositions involve a significant alteration in the depletion rate. We capitalize internal costs that can be directly identified with exploration and development activities, but do not include any costs related to production, general corporate overhead or similar activities. Capitalized costs include geological and geophysical work, 3D seismic, delay rentals, drilling and completing and equipping oil and natural gas wells, including salaries, benefits, capitalized interest on qualified projects and other internal costs directly attributable to these activities.

Depreciation, depletion and amortization (“DD&A”) of oil and natural gas properties are provided using the units-of-production method based on estimates of proved oil and natural gas reserves and production, which are converted to a common unit of measure based upon their relative energy content. Our cost basis for depletion includes estimated future development costs to be incurred on proved undeveloped properties. The computation of DD&A takes into consideration restoration, dismantlement, and abandonment costs, and the anticipated proceeds from salvaging equipment.

In accordance with the full cost method of accounting, the net capitalized costs of oil and natural gas properties are not to exceed their related estimated future net revenues discounted at 10% (“PV-10 value”), as adjusted for our cash flow hedge positions and net of tax considerations, plus the cost of unproved properties not being amortized.

Our estimates of oil and natural gas reserves as of December 31, 2012, 2011, and 2010 were prepared using an average price for oil and natural gas based upon the first day of each month for the prior twelve months as required by the SEC’s Modernization of Oil and Gas Reporting and the guidance of the Financial Accounting Standard Board (“FASB”) relating to Oil and Gas Reserve Estimation and Disclosures. As of December 31, 2012, the cost center ceiling exceeded the net capitalized cost of our oil and natural gas properties, and no ceiling test impairment was recorded. The PV-10 value of our reserves was estimated based on average prices of $94.71 per Bbl of oil and $2.76 per Mcf of gas for the year ended December 31, 2012.

A decline in oil and natural gas prices subsequent to December 31, 2012 could result in additional ceiling test write-downs in future periods. The amount of any future impairment is difficult to predict, and will depend on the average oil and gas prices during each period, the incremental proved reserves added during each period, and additional capital spent.

Assets held for sale

Assets Held for Sale

In the fourth quarter of 2012, the Company finalized a plan to dispose of certain of the company’s owned drilling rigs by sale. The accounting for these assets is in accordance with ASC 360-10, Property, Plant and Equipment. Under this guidance, the assets are carried on the balance sheet at their carrying value or fair value less cost to sell, whichever is less. In determining fair value for the assets, management performed internal estimates of the value of the assets based on prices that would be received to sell each rig in an orderly transaction between market participants. As a result of determining fair value on the assets held for sale, an impairment loss was recorded for the year ended December 31, 2012 on certain of the assets held for sale in the amount of $1,500 which was included in the Loss on impairment of other assets in the Statements of Operations.

Impairment of long-lived assets

Impairment of long-lived assets

Impairment losses are recorded on property and equipment used in operations and other long lived assets when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. Impairment is measured based on the excess of the carrying amount over the fair value of the asset.

In 2012, we recognized $1,500 of impairment losses on certain of our owned drilling rigs classified as assets held for sale due to the expectation that these particular drilling rigs could not be sold at a price that would exceed their carrying values in the current market climate. We estimated the fair value of the drilling rigs using prices that would be received to sell each rig in an orderly transaction between market participants. Also in 2012, we recognized $500 of additional impairment losses primarily related to drill pipe.

We owned an interest in the Levelland/Hockley County ethanol plant in Levelland, Texas, and we own a pipeline constructed for the sole purpose of supplying natural gas to the ethanol plant. During the fourth quarter of 2010, we determined that any future cash flows generated by either the ethanol plant or by our pipeline, which supplies gas to the ethanol plant, would probably not be sufficient to allow us to recover our investment in these assets. We accordingly recorded an impairment charge of $4,150, which included our $2,042 investment in the ethanol plant and the $2,108 carrying value of our pipeline assets.

Deferred income taxes

Deferred income taxes

Deferred income taxes are provided for significant carryforwards and temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in taxable or deductible amounts in future years. Deferred income tax assets or liabilities are determined by applying the presently enacted tax rates and laws. We record a valuation allowance for the amount of net deferred tax assets when, in management’s opinion, it is more likely than not that such assets will not be realized.

Realization of our deferred tax assets is dependent upon generating sufficient future taxable income. Although realization is not assured, we believe it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near-term if estimates of future taxable income are reduced.

If applicable, we would report a liability for tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return, and would recognize interest and penalties related to uncertain tax positions in interest expense. As of December 31, 2012 and 2011, we have not recorded a liability or accrued interest or penalties related to uncertain tax positions.

Tax years beginning with 1999 remain open to examination for federal income tax purposes and by the other major taxing jurisdictions to which we are subject.

Derivative transactions

Derivative transactions

We use derivative instruments to reduce the effect of fluctuations in crude oil and natural gas prices, and we recognize all derivatives as either assets or liabilities measured at fair value. The accounting for changes in the fair value of a derivative depends on the use of the derivative and the resulting designation.

Changes in the fair value of derivatives that are not accounted for as hedges are reported immediately in non-hedge derivative gains (losses) in the statement of operations. Cash flows associated with non-hedge derivatives are reported as investing activities in the statement of cash flows unless the derivatives contain a significant financing element, in which case they are reported as financing activities.

If the derivative qualifies and is designated as a cash flow hedge, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income (loss) until the hedged item is recognized in income. The ineffective portion of a derivative’s change in fair value, as measured using the dollar offset method, is immediately recognized in gain (loss) from oil and natural gas hedging activities in the statement of operations. Cash flows associated with hedges are reported as operating activities in the statement of cash flows unless the hedges contain a significant financing element, in which case they are reported as financing activities.

If it is probable the oil or natural gas sales which are hedged will not occur, hedge accounting is discontinued and the gain or loss reported in accumulated other comprehensive income (loss) (“AOCI”) is immediately reclassified into income. If a derivative which qualified for cash flow hedge accounting ceases to be highly effective, or is liquidated or sold prior to maturity, hedge accounting is discontinued. The gain or loss associated with the discontinued hedges remains in AOCI and is reclassified into income as the hedged transactions occur. Effective April 1, 2010, we have elected to de-designate all of our commodity derivative contracts that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively.

We offset assets and liabilities for derivative contracts executed with the same counterparty under a master netting arrangement. See Note 5 for additional information regarding our derivative transactions.

Fair value measurements

Fair value measurements

Fair value is defined by the FASB as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

Assets and liabilities recorded at fair value in the balance sheet are categorized according to the fair value hierarchy defined by the FASB. The hierarchical levels are based upon the level of judgment associated with the inputs used to measure the fair value of the assets and liabilities. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the asset or liability is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and may affect the placement of assets and liabilities within the levels of the fair value hierarchy.

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Level 2 inputs include adjusted quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability. Fair value assets and liabilities included in this category are derivatives with fair values based on published forward commodity price curves and other observable inputs. Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. Assets carried at fair value and included in this category are certain financial derivatives, additions to our asset retirement obligations, and assets acquired through a non-monetary exchange transaction.

See Note 5 for additional information regarding our fair value measurements.

Asset retirement obligations

Asset retirement obligations

We record the fair value of a liability for an asset retirement obligation in the period in which it is incurred and a corresponding increase in the carrying amount of oil and natural gas properties. The accretion of the asset retirement obligations is included in depreciation, depletion and amortization on the consolidated statements of operations. See Note 6 for additional information regarding our asset retirement obligations.

Environmental liabilities

Environmental liabilities

We are subject to extensive federal, state and local environmental laws and regulations covering discharge of materials into the environment. Because these laws and regulations change regularly, we are unable to predict the conditions and other factors over which we do not exercise control that may give rise to environmental liabilities affecting us. Environmental expenditures that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation are expensed. Liabilities are accrued when environmental assessments and/or clean-ups are probable, and the costs can be reasonably estimated. As of December 31, 2012 and 2011, we have not accrued for or been fined or cited for any environmental violations which would have a material adverse effect upon our financial position, operating results, or cash flows.

Sale of common stock

Sale of common stock

On April 12, 2010, we closed the sale of an aggregate of 475,043 shares of our common stock to CCMP Capital Investors II (AV-2), L.P., CCMP Energy I LTD., and CCMP Capital Investors (Cayman) II, L.P. (collectively, “CCMP”). Proceeds from the sale were $313,231, net of fees and other expenses of $11,769, and were used to repay the amounts owing under our Seventh Restated Credit Agreement (our “prior credit facility”).

Revenue recognition

Revenue recognition

Oil revenue is recognized when the product is delivered to the purchaser and natural gas revenue when delivered to the gas purchaser’s sales meter. Well supervision fees and overhead reimbursements from producing properties are recognized as expense reimbursements from outside interest owners when the services are performed. Sales of products or services are recognized at the time of delivery of materials or performance of service.

Gas balancing

Gas balancing

In certain instances, the owners of the natural gas produced from a well will select different purchasers for their respective ownership interest in the wells. If one purchaser takes more than its rateable portion of the gas, the owners selling to that purchaser will be required to satisfy the imbalance in the future by cash payments or by allowing the other owners to sell more than their share of production. We recognize gas imbalances on the sales method and, accordingly, have recognized revenue on all production delivered to our purchasers. To the extent future reserves exist to enable the other owners to sell more than their rateable share of gas, no liability is recorded for our obligation for natural gas taken by our purchasers which exceeds our ownership interest of the well’s total production. As of December 31, 2012 and 2011, our aggregate imbalance due to under production was approximately 2,690 MMcf and 2,860 MMcf , respectively. As of December 31, 2012 and 2011, our aggregate imbalance due to over production was approximately 1,658 MMcf and 1,802 MMcf, respectively, and a liability for gas imbalances of $1,984 and $1,819, respectively, was included in accounts payable and accrued liabilities.

Stock-based compensation

Stock-based compensation

Our stock-based compensation programs consist of phantom stock, restricted stock units (“RSU”), and restricted stock awards issued to employees. Generally, we use new shares to grant restricted stock awards, and we cancel restricted shares forfeited or repurchased for tax withholding. Canceled shares are available to be issued as new grants under our 2010 Equity Incentive Plan.

The estimated fair value of the phantom stock and RSU awards are remeasured at the end of each reporting period until settlement. The estimated fair market value of these awards is calculated based on our total asset value less total liabilities, with both assets and liabilities being adjusted to fair value in accordance with the terms of the Phantom Stock Plan and the Non-Officer Restricted Stock Unit Plan. The primary adjustment required is the adjustment of oil and natural gas properties from net book value to the discounted and risk-adjusted reserve value based on internal reserve reports priced on NYMEX forward strips. Compensation cost associated with the phantom stock awards and RSU awards is recognized over the vesting period using the straight-line method and the accelerated method, respectively.

The fair value of our restricted stock awards that include a service condition is based upon the estimated fair market value of our common equity per share on a minority, non-marketable basis on the date of grant, and is remeasured at the end of each reporting period until settlement. We recognize compensation cost over the requisite service period using the accelerated method for awards with graded vesting.

We use a Monte Carlo model to estimate the grant date fair value of restricted stock awards that include a market condition. This model includes various significant assumptions, including the expected volatility of the share awards and the probabilities of certain vesting conditions. Compensation cost associated with restricted stock awards that include a market condition is recognized over the requisite service period using the straight-line method.

The assumptions used to value our stock-based compensation awards reflect our best estimates, but they involve inherent uncertainties based on market conditions generally outside of our control. As a result, if other assumptions had been used, stock-based compensation expense could have been significantly impacted.

The costs associated with our stock-based compensation programs is calculated net of forfeitures, which are estimated based on our historical and expected turnover rates. If our actual forfeiture rate is materially different from our estimate, the stock-based compensation cost could be different from what we have recorded in the current period.

See Note 8 for additional information relating to stock-based compensation.

Recently adopted and issued accounting pronouncements

Recently adopted and issued accounting pronouncements

In May 2011, the FASB issued authoritative guidance that clarifies the application of fair value measurement and disclosure requirements and changes particular principles or requirements for measuring fair value. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we adopted it on January 1, 2012. There was no significant impact on our consolidated financial statements other than additional disclosures.

In June 2011, the FASB issued new authoritative guidance that requires entities that report other comprehensive income to present the components of net income and comprehensive income in either one continuous financial statement or two consecutive financial statements. It does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we applied it retrospectively beginning on January 1, 2012. We have elected to present the components of net income and comprehensive income in two consecutive financial statements.

In July 2011, the FASB issued authoritative guidance regarding how health insurers should recognize and classify in their income statements the fees mandated by the Health Care and Education Reconciliation Act (“HCERA”). The HCERA imposes an annual fee upon health insurers for each calendar year beginning on or after January 1, 2014. The annual fee will be allocated to individual entities providing health insurance to employees based on a ratio, as provided for in the HCERA, and is not tax deductible. This guidance specifies that once the entity has provided qualifying health insurance in the calendar year in which the fee is payable, the liability for the entity’s fee should be estimated and recorded in full with a corresponding deferred cost that is amortized to expense on a straight line basis, unless another method better allocates the fee over the calendar year that it is payable. This guidance is effective for calendar years beginning after December 15, 2013, once the fee is instituted. We are currently assessing the impact that this fee and the adoption of the related authoritative guidance will have on our financial statements.

In December 2011, the FASB issued authoritative guidance requiring entities to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. The guidance is effective for interim and annual periods beginning on or after January 1, 2013. We will adopt the requirements with the preparation of our Form 10-Q for the quarter ending March 31, 2013, which will require additional footnote disclosures for our derivative instruments and are not expected to have a material effect on our consolidated financial statements.

Nature of operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accounts Receivable

Accounts receivable consisted of the following at December 31:

	2012	2011
Joint interests	$19,282	$16,926
Accrued oil and natural gas sales	50,814	47,667
Derivative settlements	8,013	449
Other	472	380
Allowance for doubtful accounts	(1,274)	(634)

	$77,307	$64,788

Components of Inventories

Inventories consisted of the following at December 31:

	2012	2011
Equipment inventory	$8,047	$6,164
Oil and natural gas product	3,175	3,793
Inventory valuation allowance	(712)	(1,316)

	$10,510	$8,641

Schedule of Estimated Useful Lives for Property and Equipment

Estimated useful lives are as follows:

Furniture and fixtures	10 years
Automobiles and trucks	5 years
Machinery and equipment	10 - 20 years
Office and computer equipment	5 - 10 years
Building and improvements	10 - 40 years

Supplemental disclosures to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures to Consolidated Statements of Cash Flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year ended December 31,
	2012	2011	2010
Net cash provided by operating activities included:
Cash payments for interest	$103,350	$85,222	$67,529
Interest capitalized	(4,437)	(2,379)	(2,036)

Cash payments for interest, net of amounts capitalized	$98,913	$82,843	$65,493

Cash (receipts) payments for income taxes	$255	$179	$(21)
Non-cash investing activities included:
Asset retirement costs capitalized	$1,079	$2,522	$1,488
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$24,280	$(14,667)	$25,773
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan	$—	$2,640	$—

Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Components of Property and Equipment

Major classes of property and equipment consist of the following at December 31:

	2012	2011
Furniture and fixtures	$2,327	$2,115
Automobiles and trucks	13,618	12,966
Machinery and equipment	52,326	59,190
Office and computer equipment	10,603	8,823
Building and improvements	26,051	22,758

	104,925	105,852
Less accumulated depreciation and amortization	46,080	45,500

	58,845	60,352
Land	6,756	5,359

	$65,601	$65,711

Assets Held under Capital Leases
Components of Property and Equipment

Property and equipment leased under capital leases, which are included in the above amounts, consist of the following at December 31:

	2012	2011
Office and computer equipment	$1,926	$1,926
Machinery and equipment	642	642

	2,568	2,568
Less accumulated depreciation and amortization	2,241	2,175

	$327	$393

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of long-term debt

As of the dates indicated, long-term debt consists of the following:

	December 31,
	2012	2011
8.875% Senior Notes due 2017, net of discount of $0 and $1,658, respectively	$—	$323,342
9.875% Senior Notes due 2020, net of discount of $5,969 and $6,441, respectively	294,031	293,559
8.25% Senior Notes due 2021	400,000	400,000
7.625% Senior Notes due 2022, including premium of $6,631 and $0, respectively	556,631	—
Senior secured revolving credit facility	25,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 2.54% to 5.46%, due January 2013 through December 2028; collateralized by real property	12,596	12,116
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 6.99%, due January 2013 through October 2017; collateralized by automobiles, machinery and equipment	5,144	5,546
Capital lease obligations	—	10

	1,293,402	1,034,573
Less current maturities	3,746	3,078

	$1,289,656	$1,031,495

Maturities of long-term debt and capital leases, excluding the discount on our Senior Notes

Maturities of long-term debt and capital leases, excluding premiums or discounts on our Senior Notes, are as follows as of December 31, 2012:

2013	$3,746
2014	2,098
2015	1,473
2016	732
2017	25,646
2018 and thereafter	1,259,045

$1,292,740

Derivative activities and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Outstanding Derivative Instruments

Our outstanding derivative instruments as of December 31, 2012 are summarized below:

	Oil derivatives
	Swaps		Three-way collars
	Volume MBbls			Weighted average fixed price per Bbl
		Weighted average fixed price per Bbl	Volume MBbls	Additional put option	Put	Call
2013	1,020	$96.78	3,710	$77.88	$99.94	$114.26
2014	—	—	1,320	75.91	92.54	103.08

	1,020		5,030

	Natural gas swaps		Natural gas basis protection swaps
	Volume BBtu	Weighted average fixed price per MMBtu	Volume BBtu	Weighted average fixed price per MMBtu
2013	16,800	$4.31	16,400	$0.20
2014	8,400	3.95	14,090	0.23

	25,200		30,490

Gains and Losses Associated with Cash Flow Hedges

Gains and losses associated with cash flow hedges are summarized below.

	Year ended December 31,
	2012	2011	2010
Amount of loss recognized in AOCI (effective portion)
Oil swaps	$—	$—	$(1,034)
Income taxes	—	—	386

	$—	$—	$(648)

Amount of gain (loss) reclassified from AOCI in income (effective portion)(1)
Oil swaps	$46,746	$(27,452)	$(30,243)
Natural gas swaps		—	1,510
Income taxes	(18,123)	10,580	10,729

	$28,623	$(16,872)	$(18,004)

Loss on oil swaps recognized in income (ineffective portion)(1)	$—	$—	$(660)

(1)	Included in “Gain (loss) from oil and natural gas hedging activities” in our consolidated statements of operations.

Gain (Loss) from Oil and Natural Gas Hedging Activities in Consolidated Statements of Operations

“Gain (loss) from oil and natural gas hedging activities,” which is a component of total revenues in the consolidated statements of operations, consists of the reclassification of hedge gains (losses) on discontinued oil hedges into income and is comprised of the following:

	Year ended December 31,
	2012	2011	2010
Oil hedges
Reclassification adjustment for hedge gains (losses) included in net income	$46,746	$(27,452)	$(30,243)
Loss on ineffective portion of derivatives qualifying for hedge accounting	—	—	(660)
Natural gas hedges
Reclassification adjustment for hedge gains included in net income	—	—	1,510

	$46,746	$(27,452)	$(29,393)

Non-Hedge Derivative Gains (Losses) in Consolidated Statements of Operations

“Non-hedge derivative gains” in the consolidated statements of operations are comprised of the following:

	Year ended December 31,
	2012	2011	2010
Change in fair value of commodity price swaps	$(8,440)	$50,004	$8,610
Change in fair value of costless collars	21,182	3,540	(24,846)
Change in fair value of natural gas basis differential contracts	(331)	4,355	9,341
Receipts from (payments on) settlement of commodity price swaps	28,716	(16,801)	27,332
Receipts from settlement of costless collars	10,229	1,250	28,268
Payments on settlement of natural gas basis differential contracts	(1,671)	(7,940)	(10,110)

	$49,685	$34,408	$38,595

Estimated Fair Values and Carrying Amounts of Derivative Instruments

The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	As of December 31, 2012			As of December 31, 2011
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Derivatives not designated as hedging instruments:
Natural gas swaps	$13,642	$(1,487)	$12,155	$30,124	$—	$30,124
Oil swaps	4,957	(1,339)	3,618	3,832	(9,744)	(5,912)
Oil collars	27,411	(1,180)	26,231	6,296	(1,247)	5,049
Natural gas basis differential swaps	—	(1,599)	(1,599)	—	(1,268)	(1,268)

Total derivative instruments	46,010	(5,605)	40,405	40,252	(12,259)	27,993
Less:
Netting adjustments (1)	2,977	(2,977)	—	10,627	(10,627)	—
Current portion asset (liability)	42,516	(436)	42,080	12,840	(1,505)	11,335

	$517	$(2,192)	$(1,675)	$16,785	$(127)	$16,658

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Derivative Settlements Outstanding

Derivative settlements outstanding were as follows at December 31:

	2012	2011
Derivative settlements receivable included in accounts receivable	$8,013	$449
Derivative settlements payable included in accounts payable and accrued liabilities	$41	$5,042

Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of December 31, 2012			As of December 31, 2011
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$18,599	$(4,425)	$14,174	$33,956	$(11,012)	$22,944
Significant unobservable inputs (Level 3)	27,411	(1,180)	26,231	6,296	(1,247)	5,049
Netting adjustments (1)	(2,977)	2,977	—	(10,627)	10,627	—

	$43,033	$(2,628)	$40,405	$29,625	$(1,632)	$27,993

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Level 3 Rollforward

Changes in the fair value of net commodity derivatives classified as Level 3 in the fair value hierarchy at December 31 were:

	For the year ended December 31,
Net derivative assets	2012	2011
Beginning balance	$5,049	$1,509
Realized and unrealized gains included in “Non-hedge derivative gains”	31,411	4,790
Settlements received	(10,229)	(1,250)

Ending balance	$26,231	$5,049

Gains relating to assets still held at the reporting date included in “Non-hedge derivative gains” for the period	$21,534	$5,049

Fair Value of Other Financial Instruments

The carrying value and estimated market value of our Senior Notes at December 31, 2012 and 2011 were as follows:

	December 31, 2012		December 31, 2011
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
8.875% Senior Notes due 2017	$—	$—	$323,342	$326,625
9.875% Senior Notes due 2020	294,031	341,250	293,559	322,500
8.25% Senior Notes due 2021	400,000	434,000	400,000	402,400
7.625% Senior Notes due 2022	556,631	574,750	—	—

	$1,250,662	$1,350,000	$1,016,901	$1,051,525

Concentrations of Credit Risk

At December 31, 2012, we had significant commodity derivative net asset balances outstanding with the following counterparties:

Percentage of future hedged
Counterparty	production
JP Morgan Chase Bank, N.A.	33%
Societe Generale	16%
Royal Bank of Canada	14%
Wells Fargo	7%
Bank of Nova Scotia	7%
Macquarie Bank Limited	6%

83%

Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Asset Retirement Obligation

The following table provides a summary of our asset retirement obligation activity during the years ended December 31, 2012 and 2011.

	For the year ended December 31,
	2012	2011
Beginning balance	$46,493	$41,695
Liabilities incurred in current period	1,079	2,522
Liabilities settled in current period	(2,303)	(1,354)
Accretion expense	3,945	3,630

	49,214	46,493
Less current portion	2,900	2,900

	$46,314	$43,593

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following for the years ended December 31:

	2012	2011	2010
Current tax expense (benefit)
Federal tax benefit	$(23)	$(21)	$(16)
State tax expense	141	200	95

Current tax expense	118	179	79
Deferred tax expense
Federal tax expense	35,579	27,290	19,712
State tax expense	2,140	8,455	4,012

Deferred tax expense	37,719	35,745	23,724

	$37,837	$35,924	$23,803

Effective Income Tax Rate Reconciliation

Income tax expense (benefit) differed from amounts computed by applying the U.S. Federal income tax rate as follows for the years ended December 31:

	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.1%	3.6%	5.5%
Statutory depletion	(0.04)%	(0.5)%	(0.7)%
Valuation allowance	—	7.3%	—
Other	(0.04)%	0.7%	1.6%

Effective tax rate	37.0%	46.1%	41.4%

Components of Deferred Tax Assets and Liabilities

Components of the deferred tax assets and liabilities are as follows at December 31:

	2012	2011
Deferred tax assets related to
Asset retirement obligations	$8,496	$7,386
Accrued expenses, allowance and other	10,129	9,755
Net operating loss carryforwards
Federal	153,709	142,920
State	16,339	13,097
Statutory depletion carryforwards	2,242	2,107
Alternative minimum tax credit carryforwards	308	308

	191,223	175,573
Less valuation allowance	(11,858)	(11,858)

Deferred tax asset	179,365	163,715
Deferred tax liabilities related to
Derivative instruments	(32,438)	(52,698)
Property and equipment	(181,489)	(125,737)
Inventories	(1,211)	(1,458)

Deferred tax liability	(215,138)	(179,893)

Net deferred tax liability	(35,773)	(16,178)
Less net current deferred tax liability	(26,872)	(23,704)

Long-term deferred tax asset (liability)	$(8,901)	$7,526

Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Performance Vested Awards Return on Investment Targets

The Performance Vested awards vest in the event of a Transaction, as defined in the agreements, whereby CCMP’s net proceeds from the Transaction yield certain target returns on investment, as shown in the following table:

Return on investment target	Shares vested
200% per share	20% of shares multiplied by the Vesting Fraction
250% per share	40% of shares multiplied by the Vesting Fraction
300% per share	60% of shares multiplied by the Vesting Fraction
350% per share	80% of shares multiplied by the Vesting Fraction
400% per share	100% of shares multiplied by the Vesting Fraction

Effective January 1, 2013, we amended and restated all outstanding Performance Vested awards to reflect that (i) those shares which would vest if CCMP receives net proceeds from a Transaction that yields a return of at least 400% per share were removed from the initial Performance Vested awards and an equal amount were granted effective as of January 1, 2013 under Time Vesting awards; and (ii) the remaining number of shares subject to the initial Performance Vested awards were reallocated among the five targets for vesting. These vesting targets will apply for any new grants of Performance Vested awards. Any shares of Performance Vested awards not vested on a Separation Date will be forfeited as of the Separation Date.

Return on Investment Target	Target Shares Vested
175% per share	20% of shares multiplied by the Vesting Fraction
200% per share	20% of shares multiplied by the Vesting Fraction
250% per share	20% of shares multiplied by the Vesting Fraction
300% per share	20% of shares multiplied by the Vesting Fraction
350% per share	20% of shares multiplied by the Vesting Fraction

Variables and Assumptions Used to Value Performance Vested Awards

The Monte Carlo simulation method was used to value the Performance Vested awards. A Monte Carlo simulation allows for the analysis of a complex security through statistical measures applied to a model that is simulated thousands of times to build distributions of potential outcomes. The variables and assumptions used in this calculation were as follows:

	2012	2011	2010
Risk free interest rate	0.25% to 1.21%	0.29% to 3.04%	0.44% to 3.65%
Expected volatility	42% to 50%	45%	55%
Expected life	6 years	7 years	8 years
Expected dividends	$—	$—	$—

Recognized Stock-Based Compensation Expense

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the years ended December 31:

	2012	2011	2010
Stock-based compensation cost	$4,982	$6,042	$3,980
Less: stock-based compensation cost capitalized	(1,917)	(2,295)	(1,380)

Stock-based compensation expense	$3,065	$3,747	$2,600

Recognized tax benefit associated with stock-based compensation	$1,230	$1,547	$1,076

Phantom Share And RSU
Summary of Phantom Stock, RSU, and Restricted Stock Activity

A summary of our phantom stock and RSU activity during the three years ended December 31, 2012 is presented in the following table:

	Phantom Plan			RSU Plan
	Weighted average grant date fair value	Phantom shares	Vest date fair value	Weighted average grant date fair value	Restricted Stock Units
	(per share)			(per share)
Unvested and outstanding at January 1, 2010	$12.77	175,482		$—	—
Granted	$23.93	18,841		$—	—
Vested	$9.17	(59,652)	$1,442	$—	—
Forfeited	$13.63	(7,812)		$—	—

Unvested and outstanding at December 31, 2010	$16.04	126,859		$—	—
Granted	$18.55	37,316		$—	—
Vested	$17.91	(17,064)	309	$—	—
Forfeited	$16.98	(21,343)		$—	—

Unvested and outstanding at December 31, 2011	$16.37	125,768		$—	—
Granted	$—	—		$17.07	177,026
Vested	$14.38	(26,908)	431	$—	—
Forfeited	$17.18	(14,096)		$16.80	(25,117)

Unvested and outstanding at December 31, 2012	$16.87	84,764		$17.12	151,909

Restricted Stock
Summary of Phantom Stock, RSU, and Restricted Stock Activity

A summary of our Time and Performance award activity during the three years ended December 31, 2012 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2010	$—	—		$—	—
Granted	$684.15	10,049		$295.10	41,297
Vested	$—	—	$—	$—	—
Forfeited	$—	—		$—	—

Unvested and outstanding at December 31, 2010	$684.15	10,049		$295.10	41,297
Granted	$674.33	4,030		$307.00	13,612
Vested	$684.15	(2,010)	$1,351	$—	—
Forfeited	$684.15	(484)		$295.10	(1,811)

Unvested and outstanding at December 31, 2011	$680.74	11,585		$298.15	53,098
Granted	$572.70	2,444		$394.00	15,050
Vested	$681.41	(2,673)	$1,980	$—	—
Forfeited	$684.43	(1,875)		$295.96	(12,324)

Unvested and outstanding at December 31, 2012	$651.97	9,481		$298.15	55,824

Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Common Shares Outstanding

The following is a summary of the changes in our common shares outstanding during the years ended December 31, 2012 and 2011:

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Shares outstanding on April 11, 2010	Total
Shares issued at January 1, 2010	—	—	—	—	—	—	—	877,000	877,000
Change in classification	—	357,882	209,882	279,999	29,234	—	3	(877,000)	—
Common stock issuance for cash	—	—	—	—	475,042	1	—	—	475,043
Restricted stock issuances	51,346	—	—	—	—	—	—	—	51,346

Shares issued at December 31, 2010	51,346	357,882	209,882	279,999	504,276	1	3	—	1,403,389
Restricted stock issuances	17,642	—	—	—	—	—	—	—	17,642
Restricted stock forfeitures	(2,295)	—	—	—	—	—	—	—	(2,295)
Restricted stock repurchased	(528)	—	—	—	—	—	—	—	(528)

Shares issued at December 31, 2011	66,165	357,882	209,882	279,999	504,276	1	3	—	1,418,208
Restricted stock issuances	17,494	—	—	—	—	—	—	—	17,494
Restricted stock forfeitures	(14,199)	—	—	—	—	—	—	—	(14,199)
Restricted stock repurchased	(1,469)	—	—	—	—	—	—	—	(1,469)

Shares issued at December 31, 2012	67,991	357,882	209,882	279,999	504,276	1	3	—	1,420,034

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue and Joint Interest Billing on Properties with Related Party

We participate in ownership of properties operated by Chesapeake, and we received revenues and incurred joint interest billings on these properties as follows:

	Year ended December 31,
	2012	2011	2010
Revenues	$3,625	$5,028	$6,395
Joint interest billings	$(4,896)	$(1,764)	$(5,111)

In addition, Chesapeake participates in ownership of properties operated by us, and we paid revenues and recorded joint interest billings to Chesapeake on these properties as follows:

	Year ended December 31,
	2012	2011	2010
Revenues	$(4,084)	$(2,834)	$(1,553)
Joint interest billings	$9,785	$4,056	$1,765

Amounts receivable from and payable to Chesapeake were as follows:

	As of December 31,
	2012	2011
Receivable from Chesapeake	$2,071	$223
Payable to Chesapeake	$864	$207

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Minimum Purchase Obligation	Based on current prices, our estimated minimum purchase obligations under our CO2 contracts are as follows:

2013	$1,397
2014	4,974
2015	1,289
2016	1,289
2017	1,289
2018 and thereafter	22,648

$32,886

Oil and natural gas activities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cost Incurred In Oil and Natural Gas Producing Activities

Costs incurred in oil and natural gas producing activities are as follows for the years ended December 31:

	2012	2011	2010
Property acquisition costs
Proved properties	$1,108	$1,024	$32,458
Unproved properties	46,895	15,795	9,062

Total acquisition costs	48,003	16,819	41,520
Development costs	409,429	250,182	251,564
Exploration costs(1)	54,432	57,016	34,180

Total	$511,864	$324,017	$327,264

(1)	Includes $52,188 and $33,030 of EOR costs in 2012 and 2011, respectively.

Disclosures about oil and natural gas activities (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Quantities of Proved Oil and Natural Gas Reserves

A summary of the changes in our quantities of proved oil and natural gas reserves for the three years ended December 31, 2012 are as follows:

	Oil (MBbls)(1)	Natural Gas (MMcf)	Total (MBoe)
Balance at January 1, 2010	89,469	314,430	141,874
Purchase of minerals in place	1,352	17,166	4,213
Sales of minerals in place	—	(6)	(1)
Extensions and discoveries	4,767	37,914	11,086
Revisions	(2,694)	(10,542)	(4,451)
Improved recoveries	4,611	—	4,611
Production	(4,093)	(23,742)	(8,050)

Balance at December 31, 2010	93,412	335,220	149,282
Purchase of minerals in place	241	822	378
Sales of minerals in place	(2,355)	(7,134)	(3,544)
Extensions and discoveries	6,362	40,896	13,178
Revisions	6,711	(12,882)	4,564
Improved recoveries	1,057	—	1,057
Production	(5,048)	(21,642)	(8,655)

Balance at December 31, 2011	100,380	335,280	156,260
Purchase of minerals in place	—	57	9
Sales of minerals in place	(2,694)	(6,608)	(3,795)
Extensions and discoveries	7,117	37,256	13,326
Revisions(2)	3,410	(89,036)	(11,429)
Improved recoveries	842	—	842
Production	(5,812)	(19,834)	(9,118)

Balance at December 31, 2012	103,243	257,115	146,095

Proved developed reserves:
January 1, 2010	55,861	228,006	93,862

December 31, 2010	55,607	257,754	98,566

December 31, 2011	62,450	226,008	100,118

December 31, 2012	63,956	185,826	94,927

Proved undeveloped reserves:
January 1, 2010	33,608	86,424	48,012

December 31, 2010	37,805	77,466	50,716

December 31, 2011	37,930	109,272	56,142

December 31, 2012	39,287	71,289	51,169

(1)	Includes natural gas liquids.
(2)	The downward revision in our oil and natural gas reserves during 2012 was primarily due to a decrease in SEC pricing for oil from $96.19 as of December 31, 2011 to $94.71 as of December 31, 2012 and a decrease in our natural gas SEC pricing from $4.11 as of December 31, 2011 to $2.76 as of December 31, 2012. SEC pricing was computed using the 12-month unweighted average of the first-day-of-the-month commodity prices as required by SEC rules.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2012	2011	2010
Future cash flows	$9,690,171	$10,737,829	$8,614,519
Future production costs	(3,737,069)	(4,061,713)	(3,448,904)
Future development and abandonment costs	(1,172,786)	(1,202,438)	(1,054,771)
Future income tax provisions	(1,223,036)	(1,653,666)	(1,211,143)

Net future cash flows	3,557,280	3,820,012	2,899,701
Less effect of 10% discount factor	(2,033,599)	(2,222,100)	(1,663,675)

Standardized measure of discounted future net cash flows	$1,523,681	$1,597,912	$1,236,026

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves

The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2012	2011	2010
Beginning of year	$1,597,912	$1,236,026	$971,364
Sale of oil and natural gas produced, net of production costs	(346,627)	(374,300)	(275,939)
Net changes in prices and production costs	(206,640)	538,466	512,006
Extensions and discoveries	224,903	224,027	166,330
Improved recoveries	14,204	17,969	69,181
Changes in future development costs	(18,184)	(238,881)	(236,031)
Development costs incurred during the period that reduced future development costs	118,502	166,161	84,327
Revisions of previous quantity estimates	(192,894)	77,588	(66,781)
Purchases and sales of reserves in place, net	(54,070)	(40,662)	63,205
Accretion of discount	214,794	169,679	124,480
Net change in income taxes	166,238	(177,142)	(181,858)
Changes in production rates and other	5,543	(1,019)	5,742

End of year	$1,523,681	$1,597,912	$1,236,026

Prices Used in Determining Future Net Revenues Related to Standardized Measure Calculation

The following prices before field differentials were used in determining future net revenues related to the standardized measure calculation:

	2012	2011	2010
Oil (per Bbl)	$94.71	$96.19	$79.43
Natural gas (per Mcf)	$2.76	$4.11	$4.38

Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2010	Dec. 31, 2012 D	Dec. 31, 2011	Dec. 31, 2010
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash held at JP Morgan Chase Bank, N.A.			$ 27,732
Due days for accounts receivable			30
Past Due days for accounts receivable			60
Bad debt expense			731	179	17
Provision for excess or obsolete inventory			0	602	810
Impairment of other assets		4,150	2,000		4,150
Proceeds from the sale of common stock	313,231				313,231
Fees and other expenses for sale of common stock	11,769
Liability for gas imbalances			1,984	1,819
Under Production
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate imbalance			2,690	2,860
Over Production
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate imbalance			1,658	1,802
Ethanol Plant
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Impairment of other assets		2,042
Oil
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Price before field differentials used in determining future net revenues		79.43	94.71	96.19	79.43
Natural Gas
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Price before field differentials used in determining future net revenues		4.38	2.76	4.11	4.38
Drilling Rigs [Member] | Assets Held-for-sale [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Impairment loss			1,500
Pipeline assets
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Impairment loss			500
Impairment of other assets		$ 2,108
Common Stock
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate shares of common stock sold	475,043				475,043

Components of Accounts Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accounts Receivables [Line Items]
Joint interests	$ 19,282	$ 16,926
Accrued oil and natural gas sales	50,814	47,667
Derivative settlements	8,013	449
Other	472	380
Allowance for doubtful accounts	(1,274)	(634)
Accounts receivable, net	$ 77,307	$ 64,788

Components of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Equipment inventory	$ 8,047	$ 6,164
Oil and natural gas product	3,175	3,793
Inventory valuation allowance	(712)	(1,316)
Inventories	$ 10,510	$ 8,641

Schedule of Estimated Useful Lives for Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Automobiles and trucks
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	5 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Minimum | Office and computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	5 years
Minimum | Building and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	20 years
Maximum | Office and computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Maximum | Building and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	40 years

Schedule of Supplemental Disclosures to Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by operating activities included:
Cash payments for interest	$ 103,350	$ 85,222	$ 67,529
Interest capitalized	(4,437)	(2,379)	(2,036)
Cash payments for interest, net of amounts capitalized	98,913	82,843	65,493
Cash (receipts) payments for income taxes	255	179	(21)
Non-cash investing activities included:
Asset retirement costs capitalized	1,079	2,522	1,488
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	24,280	(14,667)	25,773
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan		$ 2,640

Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Furniture and fixtures	$ 2,327	$ 2,115
Automobiles and trucks	13,618	12,966
Machinery and equipment	52,326	59,190
Office and computer equipment	10,603	8,823
Building and improvements	26,051	22,758
Property and equipment - at cost, gross	104,925	105,852
Less accumulated depreciation and amortization	46,080	45,500
Property and equipment - excluding land	58,845	60,352
Land	6,756	5,359
Property and equipment - at cost, net	$ 65,601	$ 65,711

Schedule of Property and Equipment Leased Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	$ 2,568	$ 2,568
Less accumulated depreciation and amortization	2,241	2,175
Property and equipment leased under capital leases, net	327	393
Office and computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	1,926	1,926
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	$ 642	$ 642

Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Real estate mortgage notes payable	$ 12,596	$ 12,116
Installment notes payable	5,144	5,546
Capital lease obligations		10
Long term debt	1,293,402	1,034,573
Less current maturities	3,746	3,078
Long term debt non current	1,289,656	1,031,495
8.875% Senior Notes due 2017
Debt Instrument [Line Items]
Senior Notes		323,342
9.875% Senior Notes due 2020
Debt Instrument [Line Items]
Senior Notes	294,031	293,559
8.25% Senior Notes Due 2021
Debt Instrument [Line Items]
Senior Notes	400,000	400,000
7.625% Senior Notes due 2022
Debt Instrument [Line Items]
Senior Notes	556,631
Revolving Credit Facility
Debt Instrument [Line Items]
Senior secured revolving credit facility	$ 25,000

Summary of Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
8.875% Senior Notes due 2017
Debt Instrument [Line Items]
Senior Notes, stated interest rate	8.88%	8.88%
Senior Notes, discount	0	1,658
9.875% Senior Notes due 2020
Debt Instrument [Line Items]
Senior Notes, stated interest rate	9.88%	9.88%
Senior Notes, discount	5,969	6,441
8.25% Senior Notes Due 2021
Debt Instrument [Line Items]
Senior Notes, stated interest rate	8.25%	8.25%
7.625% Senior Notes due 2022
Debt Instrument [Line Items]
Senior Notes, stated interest rate	7.63%
Senior Notes, Premium	6,631	0
Mortgages
Debt Instrument [Line Items]
Percentage of interest on debt, minimum	2.54%	2.54%
Percentage of interest on debt, maximum	5.46%	5.46%
Debt instrument maturity year - range	January 2013 through December 2028	January 2013 through December 2028
Secured Debt
Debt Instrument [Line Items]
Percentage of interest on debt, minimum	2.00%	2.00%
Percentage of interest on debt, maximum	6.99%	6.99%
Debt instrument maturity year - range	January 2013 through October 2017	January 2013 through October 2017

Maturities of Long-Term Debt and Capital Leases, Excluding Discount on Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 3,746
2014	2,098
2015	1,473
2016	732
2017	25,646
2018 and thereafter	1,259,045
Long-term debt and capital leases, excluding discount on Senior Notes	$ 1,292,740

Long Term Debt - Senior Notes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended										1 Months Ended	12 Months Ended							12 Months Ended			1 Months Ended			12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 9.875% Senior Notes due 2020	Dec. 31, 2011 9.875% Senior Notes due 2020	Sep. 16, 2010 9.875% Senior Notes due 2020 Senior Notes	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes	Dec. 31, 2011 9.875% Senior Notes due 2020 Senior Notes	Dec. 31, 2010 9.875% Senior Notes due 2020 Senior Notes	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes Beginning in 2015	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes Beginning in 2016	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes Beginning in 2017	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes Beginning in 2018	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes Prior to October 1, 2013	Dec. 31, 2012 8.25% Senior Notes Due 2021	Dec. 31, 2011 8.25% Senior Notes Due 2021	Feb. 22, 2011 8.25% Senior Notes Due 2021 Senior Notes	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes	Dec. 31, 2011 8.25% Senior Notes Due 2021 Senior Notes	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes Beginning in 2016	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes Beginning in 2017	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes Beginning in 2018	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes Beginning in 2019	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes Prior to March 1, 2014	Dec. 31, 2012 8.875% Senior Notes Due 2017 Senior Notes	Dec. 31, 2012 7.625% Senior Notes due 2022	Dec. 31, 2011 7.625% Senior Notes due 2022	Nov. 15, 2012 7.625% Senior Notes due 2022 Senior Notes	Sep. 28, 2012 7.625% Senior Notes due 2022 Senior Notes	May 02, 2012 7.625% Senior Notes due 2022 Senior Notes	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes November 15, 2012 Add-on Notes	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes Beginning in 2017	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes Beginning in 2018	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes Beginning in 2019	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes Beginning in 2020	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes Prior to May 15, 2015	Dec. 31, 2012 8.875% Senior Notes due 2017	Dec. 31, 2011 8.875% Senior Notes due 2017	Jan. 18, 2007 8.875% Senior Notes due 2017 Senior Notes	Dec. 31, 2012 8.875% Senior Notes due 2017 Senior Notes	Dec. 31, 2011 8.875% Senior Notes due 2017 Senior Notes	Dec. 31, 2010 8.875% Senior Notes due 2017 Senior Notes	Dec. 31, 2011 8.5% Senior Notes Due 2015 Senior Notes
Debt Instrument [Line Items]
Senior notes						$ 300,000											$ 400,000													$ 400,000										$ 325,000
Senior Notes, stated interest rate				9.88%	9.88%	9.88%									8.25%	8.25%	8.25%									7.63%				7.63%	7.63%							8.88%	8.88%	8.88%
Senior notes, maturity date						Oct 1, 2020											Sep 1, 2021													Nov 15, 2022	Nov 15, 2022									Feb 1, 2017
Senior notes, interest payment frequency						Semi-annually											Semi-annually													Semi-annually										Semi-annually
Senior Notes, redemption price										104.94%	103.29%	101.65%	100.00%							104.13%	102.75%	101.38%	100.00%										103.81%	102.54%	101.27%	100.00%
Senior Notes, percentage redeemable with proceeds of equity offering														35.00%										35.00%													35.00%
Senior Notes, redemption price with proceeds of equity offering														109.88%										108.25%													107.63%
Amount of debt exchanged																													400,000
Additional amount borrowed																												150,000
Days from closing to Target Registration Date																														270 days
Liquidated damages, percentage per annum, first 90 days after Target Registration Date																															0.25%
Days to liquidated damages rate increase																															90 days
Increase in liquidated damages rate for each 90-day period after Target Registration Date																															0.25%
Liquidated damages, maximum percentage per annum																															1.00%
Debt issuance costs							6,796											8,785													8,778	3,485									7,316
Note issued, Premium recorded																										6,631	0					6,750
Amortization of debt premium																															119
Amortization of debt issuance costs							459	409	112									579	456												419										237	669	609
Unamortized debt issuance costs							5,816	6,275										7,750	8,329												11,844										0	4,552
Loss on extinguishment of debt	(21,714)	(20,592)	(2,241)																						(21,714)																			(20,592)
Payments of debt extinguishment cost	15,827	15,101																							15,827																			15,101
Write off of deferred financing costs and unaccreted discount																									5,887																			5,491
Senior notes, issue price						97.67%																																		99.18%
Discount at issuance							6,984																																		2,671
Accretion of debt discount							$ 472	$ 424	$ 119																																$ 86	$ 243	$ 222
Senior Notes, redemption price in the event of a change of control	101.00%

Long Term Debt - Senior Secured Revolving Credit Facility - Additional Information (Detail) (Senior Secured Revolving Credit Facility, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			12 Months Ended						1 Months Ended	12 Months Ended						12 Months Ended
	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Federal Funds Effective Rate	Dec. 31, 2012 Election One	Dec. 31, 2012 Election Two	Dec. 31, 2012 Election Three	Dec. 31, 2012 Tenth Amendment	Nov. 01, 2012 Tenth Amendment	Oct. 31, 2012 Tenth Amendment	Mar. 27, 2013 Subsequent Event	Dec. 31, 2012 Minimum Times	Dec. 31, 2012 Minimum Eurodollar Rate	Dec. 31, 2012 Minimum Alternate Base Rate	Dec. 31, 2012 Minimum Adjusted Libo Rate	Dec. 31, 2012 Minimum Tenth Amendment Eurodollar Rate	Dec. 31, 2012 Minimum Tenth Amendment Alternate Base Rate	Dec. 31, 2012 Maximum Times	Sep. 30, 2012 Maximum Times	Jun. 30, 2012 Maximum Times	Mar. 31, 2012 Maximum Times	Dec. 31, 2012 Maximum Eurodollar Rate	Dec. 31, 2012 Maximum Alternate Base Rate	Dec. 31, 2012 Maximum Tenth Amendment Eurodollar Rate	Dec. 31, 2012 Maximum Tenth Amendment Alternate Base Rate
Debt Instrument [Line Items]
Amount committed to borrow											$ 20,000
Senior note, maturity date		Apr 1, 2016	Apr 1, 2016					Nov 1, 2017
Write off of deferred financing costs			2,241
Debt issuance costs			10,909
Senior note, borrowing base									500,000	375,000
Senior note, maximum borrowing capacity									750,000	450,000
Senior note, maximum borrowing capacity given exercise of accordion option									850,000
Basis spread on variable rate				0.50%									1.50%	0.50%	1.00%	1.50%	0.50%					2.75%	1.75%	2.50%	1.50%
Commitment fee on unused portion of the borrowing base								0.38%				0.38%						0.50%
Minimal borrowing base utilized before reduction in commitment fees								50.00%
Reduction of borrowing base								25.00%
Current Ratio Covenant												1						4.5	4.5	4.5	4.5
Consolidated Net Debt to Consolidated EBITDAX Covenant, one-time cash expenses excluded	$ 4,500
Permitted monetization of derivatives as a percentage of the borrowing base																		5.00%
Days to elect method to eliminate borrowings in excess of borrowing base		10 days
Days to eliminate borrowings in excess of borrowing base					30 days	30 days	30 days
Months over which borrowings in excess of borrowing base may be repaid in equal monthly installments					6 months

Summary of Outstanding Derivative Instruments (Detail)	Dec. 31, 2012 MBbls
Crude oil derivatives | Swaps
Derivative [Line Items]
Volume of derivative instruments held	1,020
Crude oil derivatives | Swaps | Derivatives Maturing In 2013
Derivative [Line Items]
Volume of derivative instruments held	1,020
Weighted average fixed price per unit, swaps	96.78
Crude oil derivatives | Costless collar
Derivative [Line Items]
Volume of derivative instruments held	5,030
Crude oil derivatives | Costless collar | Derivatives Maturing In 2013
Derivative [Line Items]
Volume of derivative instruments held	3,710
Weighted average fixed price per Bbl, sold puts	77.88
Weighted average fixed price per Bbl, purchased puts	99.94
Weighted average fixed price per Bbl, sold calls	114.26
Crude oil derivatives | Costless collar | Derivatives Maturing In 2014
Derivative [Line Items]
Volume of derivative instruments held	1,320
Weighted average fixed price per Bbl, sold puts	75.91
Weighted average fixed price per Bbl, purchased puts	92.54
Weighted average fixed price per Bbl, sold calls	103.08
Natural gas | Swaps
Derivative [Line Items]
Volume of derivative instruments held	25,200,000
Natural gas | Swaps | Derivatives Maturing In 2013
Derivative [Line Items]
Volume of derivative instruments held	16,800,000
Weighted average fixed price per unit, swaps	4.31
Natural gas | Swaps | Derivatives Maturing In 2014
Derivative [Line Items]
Volume of derivative instruments held	8,400,000
Weighted average fixed price per unit, swaps	3.95
Natural gas | Basis protection swaps
Derivative [Line Items]
Volume of derivative instruments held	30,490,000
Natural gas | Basis protection swaps | Derivatives Maturing In 2013
Derivative [Line Items]
Volume of derivative instruments held	16,400,000
Weighted average fixed price per unit, swaps	0.2
Natural gas | Basis protection swaps | Derivatives Maturing In 2014
Derivative [Line Items]
Volume of derivative instruments held	14,090,000
Weighted average fixed price per unit, swaps	0.23

Derivative Activities and Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments And Hedging Activities [Line Items]
Accumulated other comprehensive income, before tax	$ 37,134
Accumulated other comprehensive income, net of taxes	23,223	51,846
Settlement of non-hedge derivative instruments	(37,274)	23,491	(45,490)
Rate reflecting nonperformance risk	1.50%	1.75%
Weighted-average rate of counterparties nonperformance risk	0.32%	3.38%
Fair value of derivative liabilities	5,605	12,259
Customer A
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues	19.60%	15.10%
Customer B
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues	13.90%	13.60%
Customer C
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues	12.70%	10.40%
Major Customer
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues			20.30%
Senior Secured Revolving Credit Facility
Derivative Instruments And Hedging Activities [Line Items]
Credit facility, amount outstanding	25,000
Early settlement
Derivative Instruments And Hedging Activities [Line Items]
Settlement of non-hedge derivative instruments			$ 7,097

Gains and Losses Associated With Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Amount of loss recognized in AOCI (effective portion), gross					$ (1,034)
Amount of loss recognized in AOCI (effective portion), tax					386
Amount of loss recognized in AOCI (effective portion), net of tax					(648)
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion), gross	(46,746)		27,452		28,733
Amount of gain (loss) reclassified from AOCI in income (effective portion), tax	(18,123)	[1]	10,580	[1]	10,729	[1]
Amount of gain (loss) reclassified from AOCI in income (effective portion), net of tax	28,623	[1]	(16,872)	[1]	(18,004)	[1]
Crude oil derivatives
Amount of loss recognized in AOCI (effective portion), gross					(1,034)
Amount of loss recognized in AOCI (effective portion), tax					386
Amount of loss recognized in AOCI (effective portion), net of tax					(648)
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion), gross	46,746	[1]	(27,452)	[1]	(30,243)	[1]
Loss on oil swaps recognized in income (ineffective portion)					(660)	[1]
Natural gas
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion), gross					$ 1,510	[1]

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.

Gain (Loss) from Oil and Natural Gas Hedging Activities in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for hedge gains (losses) included in net income	$ 46,746	$ (27,452)	$ (29,393)
Gain (loss) from oil and natural gas hedging activities	46,746	(27,452)	(29,393)
Crude oil derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for hedge gains (losses) included in net income	46,746	(27,452)	(30,243)
Loss on ineffective portion of derivatives qualifying for hedge accounting			(660)	[1]
Natural gas
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for hedge gains (losses) included in net income			$ 1,510

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.

Non-Hedge Derivative Gains (Losses) in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Receipts from (payments on) settlement	$ (37,274)	$ 23,491	$ (45,490)
Non-hedge derivative gains	49,685	34,408	38,595
Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	(8,440)	50,004	8,610
Receipts from (payments on) settlement	28,716	(16,801)	27,332
Costless collar
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	21,182	3,540	(24,846)
Receipts from (payments on) settlement	10,229	1,250	28,268
Basis protection swaps
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	(331)	4,355	9,341
Receipts from (payments on) settlement	$ (1,671)	$ (7,940)	$ (10,110)

Estimated Fair Values and Carrying Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Derivative assets, gross	$ 46,010		$ 40,252
Derivative liabilities, gross	(5,605)		(12,259)
Derivative assets (liabilities), net	40,405		27,993
Current derivative assets, net	42,516		12,840
Current derivative liabilities, net	(436)		(1,505)
Current derivative assets (liabilities), net	42,080		11,335
Long-term derivative assets, net	517		16,785
Long-term derivative liabilities, net	(2,192)		(127)
Long-term derivative assets (liabilities), net	(1,675)		16,658
Netting adjustments
Derivative [Line Items]
Derivative assets, gross	2,977	[1]	10,627	[1]
Derivative liabilities, gross	(2,977)	[1]	(10,627)	[1]
Natural gas | Swaps
Derivative [Line Items]
Derivative assets, gross	13,642		30,124
Derivative liabilities, gross	(1,487)
Derivative assets (liabilities), net	12,155		30,124
Natural gas | Basis protection swaps
Derivative [Line Items]
Derivative liabilities, gross	(1,599)		(1,268)
Derivative assets (liabilities), net	(1,599)		(1,268)
Crude oil derivatives | Swaps
Derivative [Line Items]
Derivative assets, gross	4,957		3,832
Derivative liabilities, gross	(1,339)		(9,744)
Derivative assets (liabilities), net	3,618		(5,912)
Crude oil derivatives | Costless collar
Derivative [Line Items]
Derivative assets, gross	27,411		6,296
Derivative liabilities, gross	(1,180)		(1,247)
Derivative assets (liabilities), net	$ 26,231		$ 5,049

[1]	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Derivative Settlements Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Settlements Outstanding [Line Items]
Derivative settlements receivable included in accounts receivable	$ 8,013	$ 449
Derivative settlements payable included in accounts payable and accrued liabilities	$ 41	$ 5,042

Fair Value Hierarchy for Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 46,010		$ 40,252
Derivative Liabilities	(5,605)		(12,259)
Net assets (liabilities)	40,405		27,993
Netting adjustments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	2,977	[1]	10,627	[1]
Derivative Liabilities	(2,977)	[1]	(10,627)	[1]
Fair Value Measurements Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	43,033		29,625
Derivative Liabilities	(2,628)		(1,632)
Net assets (liabilities)	40,405		27,993
Fair Value Measurements Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	18,599		33,956
Derivative Liabilities	(4,425)		(11,012)
Net assets (liabilities)	14,174		22,944
Fair Value Measurements Recurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	27,411		6,296
Derivative Liabilities	(1,180)		(1,247)
Net assets (liabilities)	26,231		5,049
Fair Value Measurements Recurring | Netting adjustments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	(2,977)	[1]	(10,627)	[1]
Derivative Liabilities	$ 2,977	[1]	$ 10,627	[1]

[1]	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Changes in Fair Value of Collars Classified as Level 3 in Fair Value Hierarchy (Detail) (Significant unobservable inputs (Level 3), Derivative, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant unobservable inputs (Level 3) | Derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 5,049	$ 1,509
Realized and unrealized gains included in "Non-hedge derivative gains"	31,411	4,790
Settlements received	(10,229)	(1,250)
Ending balance	26,231	5,049
Gains (losses) relating to assets still held at the reporting date included in "Non-hedge derivative gains" for the period	$ 21,534	$ 5,049

Carrying Value and Estimated Market Value of Our Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
8.875% Senior Notes due 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		$ 323,342
9.875% Senior Notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	294,031	293,559
8.25% Senior Notes Due 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000	400,000
7.625% Senior Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	556,631
Significant other observable inputs (Level 2) | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	1,250,662	1,016,901
Significant other observable inputs (Level 2) | Carrying value | 8.875% Senior Notes due 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		323,342
Significant other observable inputs (Level 2) | Carrying value | 9.875% Senior Notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	294,031	293,559
Significant other observable inputs (Level 2) | Carrying value | 8.25% Senior Notes Due 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000	400,000
Significant other observable inputs (Level 2) | Carrying value | 7.625% Senior Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	556,631
Significant other observable inputs (Level 2) | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	1,350,000	1,051,525
Significant other observable inputs (Level 2) | Estimated fair value | 8.875% Senior Notes due 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		326,625
Significant other observable inputs (Level 2) | Estimated fair value | 9.875% Senior Notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	341,250	322,500
Significant other observable inputs (Level 2) | Estimated fair value | 8.25% Senior Notes Due 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	434,000	402,400
Significant other observable inputs (Level 2) | Estimated fair value | 7.625% Senior Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	$ 574,750

Concentrations of Credit Risk (Detail) (Concentration of Counterparty Credit Risk)	12 Months Ended
Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of future hedged production	83.00%
JP Morgan Chase Bank, N.A.
Concentration Risk [Line Items]
Percentage of future hedged production	33.00%
Societe Generale
Concentration Risk [Line Items]
Percentage of future hedged production	16.00%
Royal Bank Of Canada
Concentration Risk [Line Items]
Percentage of future hedged production	14.00%
Well Fargo
Concentration Risk [Line Items]
Percentage of future hedged production	7.00%
Bank Of Nova Scotia
Concentration Risk [Line Items]
Percentage of future hedged production	7.00%
Macquarie Bank Limited
Concentration Risk [Line Items]
Percentage of future hedged production	6.00%

Asset Retirement Obligation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Line Items]
Escrow account	1,631	1,653
Significant unobservable inputs (Level 3) | Nonrecurring fair value measurements
Asset Retirement Obligations [Line Items]
Estimated annual inflation rate	2.95%	2.95%
Credit-adjusted risk-free interest rate	7.10%	8.60%

Summary of Asset Retirement Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Line Items]
Beginning balance	$ 46,493	$ 41,695
Liabilities incurred in current period	1,079	2,522
Liabilities settled in current period	(2,303)	(1,354)
Accretion expense	3,945	3,630
Ending balance	49,214	46,493
Less current portion	2,900	2,900
Asset Retirement Obligations Non current	$ 46,314	$ 43,593

Component of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense (benefit)
Federal tax benefit	$ (23)	$ (21)	$ (16)
State tax expense	141	200	95
Current tax expense	118	179	79
Deferred tax expense
Federal tax expense	35,579	27,290	19,712
State tax expense	2,140	8,455	4,012
Deferred tax expense	37,719	35,745	23,724
Income tax expense (benefit)	$ 37,837	$ 35,924	$ 23,803

Income Tax Expense (Benefit) Differed from Amounts Computed by Applying U.S. Federal Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	2.10%	3.60%	5.50%
Statutory depletion	(0.04%)	(0.50%)	(0.70%)
Valuation allowance		7.30%
Other	(0.04%)	0.70%	1.60%
Effective tax rate	37.00%	46.10%	41.40%

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Assets And Liabilities [Line Items]
Asset retirement obligations	$ 8,496	$ 7,386
Accrued expenses, allowance and other	10,129	9,755
Net operating loss carryforwards - Federal	153,709	142,920
Net operating loss carryforwards - State	16,339	13,097
Statutory depletion carryforwards	2,242	2,107
Alternative minimum tax credit carryforwards	308	308
Deferred tax assets, gross	191,223	175,573
Less valuation allowance	(11,858)	(11,858)
Deferred tax asset	179,365	163,715
Derivative instruments	(32,438)	(52,698)
Property and equipment	(181,489)	(125,737)
Inventories	(1,211)	(1,458)
Deferred tax liability	(215,138)	(179,893)
Net deferred tax liability	(35,773)	(16,178)
Less net current deferred tax liability	(26,872)	(23,704)
Long-term deferred tax asset (liability)	$ (8,901)	$ 7,526

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Derivative	Dec. 31, 2011 Derivative	Dec. 31, 2012 Asset Retirement Obligation Costs	Dec. 31, 2011 Asset Retirement Obligation Costs	Dec. 31, 2012 Internal Revenue Service (IRS)	Dec. 31, 2012 Internal Revenue Service (IRS) Minimum	Dec. 31, 2012 Internal Revenue Service (IRS) No Expiration	Dec. 31, 2012 State and Local Jurisdiction	Dec. 31, 2012 State and Local Jurisdiction Minimum
Income Tax Disclosure [Line Items]
Current deferred tax asset (liability)	$ (26,872)	$ (23,704)	$ (33,066)	$ (28,699)	$ (1,015)	$ (1,015)
Deferred tax asset - account receivable	245	56
Operating loss carryforwards							439,000		6,400	413,000
Operating loss carryforwards, beginning expiration date								2018			2013
Operating loss carryforwards valuation allowance										$ 300,000

Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 2010 Equity Incentive Plan	Apr. 12, 2010 2010 Equity Incentive Plan Class E Common Stock	Dec. 31, 2012 Phantom Shares	Dec. 31, 2011 Phantom Shares	Dec. 31, 2010 Phantom Shares	Dec. 31, 2012 Phantom Shares Phantom Stock Plan D	Dec. 31, 2012 Restricted Stock Units (RSU) Maximum	Dec. 31, 2012 Restricted Stock Units (RSU) Non-Officer Restricted Stock Unit Plan D	Dec. 31, 2012 Phantom Share And RSU	Dec. 31, 2012 Restricted Stock Time Vested Maximum	Dec. 31, 2012 Restricted Stock 2010 Equity Incentive Plan Class A Common Stock	Dec. 31, 2011 Restricted Stock 2010 Equity Incentive Plan Class A Common Stock	Dec. 31, 2012 Restricted Stock 2010 Equity Incentive Plan Time Vested Class A Common Stock	Dec. 31, 2011 Restricted Stock 2010 Equity Incentive Plan Time Vested Class A Common Stock	Dec. 31, 2012 Restricted Stock 2010 Equity Incentive Plan Performance Vested Return on investment target five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of fair market value of the Company available for share-based awards								2.00%		2.00%
Maximum individual award as a percentage of shares available for award								5.00%
Days from vesting date to cash settlement								120		120
Vesting period									3 years			5 years
Payments for share based compensation					$ 434	$ 306	$ 1,445								$ 952	$ 355
Estimated fair value per share at end of period											$ 12.86				$ 626
Aggregate intrinsic value of unvested shares outstanding											3,044				5,935
Shares reserved for issuance under the 2010 Plan													86,301
Common stock owned by CCMP (in shares)				504,276
Discount for lack of control	23.00%	23.00%
Discount for lack of marketability	22.00%	20.00%
Reclassification from additional paid-in capital to stock-based compensation liabilities		(2,640)	2,640
Return on investment target per share																	400.00%
Stock Repurchased and Retired During Period, Shares													1,469	528
Shares expected to be repurchased during the next twelve months													1,000
Stock-based compensation costs included in accrued payroll and benefits payable	2,636	2,359
Unrecognized stock-based compensation cost	$ 7,497
Unrecognized compensation recognition period	2 years 3 months 18 days

Summary of Phantom Stock and RSU Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Phantom Shares | Phantom Stock Plan
Weighted average grant date fair value (per share)
Unvested and outstanding at beginning of period	$ 16.37	$ 16.04	$ 12.77
Granted		$ 18.55	$ 23.93
Vested	$ 14.38	$ 17.91	$ 9.17
Forfeited	$ 17.18	$ 16.98	$ 13.63
Unvested and outstanding at end of period	$ 16.87	$ 16.37	$ 16.04
Shares
Unvested and outstanding at beginning of period	125,768	126,859	175,482
Granted		37,316	18,841
Vested	(26,908)	(17,064)	(59,652)
Forfeited	(14,096)	(21,343)	(7,812)
Unvested and outstanding at end of period	84,764	125,768	126,859
Vest date fair value
Vested	$ 431	$ 309	$ 1,442
Restricted Stock Units (RSU) | Non-Officer Restricted Stock Unit Plan
Weighted average grant date fair value (per share)
Granted	$ 17.07
Forfeited	$ 16.8
Unvested and outstanding at end of period	$ 17.12
Shares
Granted	177,026
Forfeited	(25,117)
Unvested and outstanding at end of period	151,909

Performance Vested Awards Return on Investment Targets (Detail) (Restricted Stock, Performance Vested, 2010 Equity Incentive Plan)	12 Months Ended					1 Months Ended
	Dec. 31, 2012 Return on investment target one	Dec. 31, 2012 Return on investment target two	Dec. 31, 2012 Return on investment target three	Dec. 31, 2012 Return on investment target four	Dec. 31, 2012 Return on investment target five	Jan. 01, 2013 Subsequent Event Return on investment target one	Jan. 01, 2013 Subsequent Event Return on investment target two	Jan. 01, 2013 Subsequent Event Return on investment target three	Jan. 01, 2013 Subsequent Event Return on investment target four	Jan. 01, 2013 Subsequent Event Return on investment target five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	20.00%	40.00%	60.00%	80.00%	100.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Return on investment target per share	200.00%	250.00%	300.00%	350.00%	400.00%	175.00%	200.00%	250.00%	300.00%	350.00%

Variables and Assumptions Used to Value Restricted Stock Awards (Detail) (2010 Equity Incentive Plan, Restricted Stock, Performance Vested, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2010 Equity Incentive Plan | Restricted Stock | Performance Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	0.25%	0.29%	0.44%
Risk free interest rate, maximum	1.21%	3.04%	3.65%
Expected volatility		45.00%	55.00%
Expected volatility, minimum	42.00%
Expected volatility, maximum	50.00%
Expected life	6 years	7 years	8 years
Expected dividends

Summary of Time and performance Award Activity (Detail) (2010 Equity Incentive Plan, Restricted Stock, Class A Common Stock, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Vested
Weighted average grant date fair value ($ per share)
Unvested and outstanding at beginning of period	$ 680.74	$ 684.15
Granted	$ 572.7	$ 674.33	$ 684.15
Vested	$ 681.41	$ 684.15
Forfeited	$ 684.43	$ 684.15
Unvested and outstanding at end of period	$ 651.97	$ 680.74	$ 684.15
Shares
Unvested and outstanding at beginning of period	11,585	10,049
Granted	2,444	4,030	10,049
Vested	(2,673)	(2,010)
Forfeited	(1,875)	(484)
Unvested and outstanding at end of period	9,481	11,585	10,049
Vest date fair value
Vested	$ 1,980	$ 1,351
Performance Vested
Weighted average grant date fair value ($ per share)
Unvested and outstanding at beginning of period	$ 298.15	$ 295.1
Granted	$ 394	$ 307	$ 295.1
Forfeited	$ 295.96	$ 295.1
Unvested and outstanding at end of period	$ 298.15	$ 298.15	$ 295.1
Shares
Unvested and outstanding at beginning of period	53,098	41,297
Granted	15,050	13,612	41,297
Forfeited	(12,324)	(1,811)
Unvested and outstanding at end of period	55,824	53,098	41,297

Recognized Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 4,982	$ 6,042	$ 3,980
Less: stock-based compensation cost capitalized	(1,917)	(2,295)	(1,380)
Stock-based compensation expense	3,065	3,747	2,600
Recognized tax benefit associated with stock-based compensation	$ 1,230	$ 1,547	$ 1,076

Stockholders' equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				12 Months Ended																				12 Months Ended
	Apr. 30, 2010	Dec. 31, 2012 Directors	Apr. 12, 2010	Apr. 30, 2010 Fischer Investments, L.L.C.	Apr. 12, 2010 Fischer Investments, L.L.C.	Apr. 30, 2010 Altoma Energy GP	Apr. 12, 2010 CHK Holdings Corporation	Apr. 12, 2010 CCMP Times	Apr. 30, 2010 Class F Common Stock	Dec. 31, 2010 Class F Common Stock	Dec. 31, 2012 Class F Common Stock	Dec. 31, 2011 Class F Common Stock	Apr. 12, 2010 Class F Common Stock	Apr. 30, 2010 Class E Common Stock	Dec. 31, 2010 Class E Common Stock	Dec. 31, 2012 Class E Common Stock	Dec. 31, 2011 Class E Common Stock	Apr. 12, 2010 Class E Common Stock	Dec. 31, 2012 Class E Common Stock Number of Directors Class of Stock Designates Directors	Dec. 31, 2012 Class A Common Stock	Dec. 31, 2011 Class A Common Stock	Apr. 12, 2010 Class A Common Stock	Dec. 31, 2012 Class B Common Stock	Dec. 31, 2011 Class B Common Stock	Apr. 30, 2010 Class B Common Stock	Apr. 12, 2010 Class B Common Stock	Dec. 31, 2012 Class C Common Stock	Dec. 31, 2011 Class C Common Stock	Apr. 12, 2010 Class C Common Stock	Dec. 31, 2012 Class D Common Stock	Dec. 31, 2011 Class D Common Stock	Apr. 12, 2010 Class D Common Stock	Dec. 31, 2012 Class G Common Stock	Dec. 31, 2011 Class G Common Stock	Apr. 12, 2010 Class G Common Stock	Apr. 12, 2010 Class G Common Stock Fischer Investments, L.L.C.	Apr. 12, 2010 Class G Common Stock Altoma Energy GP	Apr. 12, 2010 Class G Common Stock CHK Holdings Corporation	Dec. 31, 2012 Common Class B, Class C and Class D Number of Directors Class of Stock Designates Directors
Equity [Line Items]
Purchase price of common stock	$ 325,000
Common stock, par value									$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Shares of common stock sold									1	1				475,042	475,042
Fees and other expenses of transaction	11,769
Closing Date	April 12, 2010
Stock purchase agreement, shares purchased				14,617		14,617
Stock purchase agreement, value of shares purchased				10,000		10,000
Minimum proceeds from Qualified IPO required to trigger share conversion			$ 250,000
Common stock issued to existing stockholders																																				1	1	1
Number of directors		5																	2																				3
Consent required for sale of the Company, subject to minimum percentage ownership of common stock owned as of the Closing Date																									80.00%
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class													5.00%					5.00%								5.00%			5.00%			5.00%			5.00%
Maximum percentage of our common stock that may be acquired by CHK							25.00%
Maximum percentage of common stock that may be sold					20.00%			20.00%
Multiple of price per share paid by CCMP that must be received by the Company for Demand IPO after 18 month anniversary of Closing Date								1.75
Minimum percentage of beneficial ownership required to retain rights and preferences under stockholders agreement			5.00%

Stockholders' equity - Summary of Changes in Common Stock Outstanding (Detail)	12 Months Ended						12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 Class A Common Stock	Dec. 31, 2011 Class A Common Stock	Dec. 31, 2010 Class A Common Stock	Dec. 31, 2010 Class B Common Stock	Dec. 31, 2012 Class B Common Stock	Dec. 31, 2011 Class B Common Stock	Dec. 31, 2010 Class C Common Stock	Dec. 31, 2012 Class C Common Stock	Dec. 31, 2011 Class C Common Stock	Dec. 31, 2010 Class D Common Stock	Dec. 31, 2012 Class D Common Stock	Dec. 31, 2011 Class D Common Stock	Apr. 30, 2010 Class E Common Stock	Dec. 31, 2010 Class E Common Stock	Dec. 31, 2012 Class E Common Stock	Dec. 31, 2011 Class E Common Stock	Apr. 30, 2010 Class F Common Stock	Dec. 31, 2010 Class F Common Stock	Dec. 31, 2012 Class F Common Stock	Dec. 31, 2011 Class F Common Stock	Dec. 31, 2010 Class G Common Stock	Dec. 31, 2012 Class G Common Stock	Dec. 31, 2011 Class G Common Stock	Dec. 31, 2010 Common Shares Outstanding April 11, 2010	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock
Schedule Of Common Stock [Line Items]
Balance, shares	66,165	51,346			357,882	357,882		209,882	209,882		279,999	279,999			504,276	504,276			1	1		3	3	877,000	1,418,208	1,403,389	877,000
Change in classification				357,882			209,882			279,999				29,234							3			(877,000)
Common stock issued for cash													475,042	475,042			1	1									475,043
Restricted stock issuances	17,494	17,642	51,346																						17,494	17,642	51,346
Restricted stock forfeitures	(14,199)	(2,295)																							(14,199)	(2,295)
Restricted stock repurchased	(1,469)	(528)																							(1,469)	(528)
Balance, shares	67,991	66,165	51,346	357,882	357,882	357,882	209,882	209,882	209,882	279,999	279,999	279,999		504,276	504,276	504,276		1	1	1	3	3	3		1,420,034	1,418,208	1,403,389

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended
	Apr. 30, 2010	Apr. 30, 2010 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2012 CHK Holdings Corporation	Apr. 30, 2010 CCMP	Dec. 31, 2012 CCMP
Related Party Transaction [Line Items]
Chaparral common stock owned by Chesapeake				20.00%		36.00%
Aggregate shares of common stock sold		475,043	475,043
Fees associated with sale of common stock	$ 11,769				$ 5,000

Schedule of Revenue and Joint Interest Billing on Properties with Related Party (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Properties Operated by Chaparral
Related Party Transaction [Line Items]
Revenue from jointly owned properties	$ (4,084)	$ (2,834)	$ (1,553)
Joint interest billings	9,785	4,056	1,765
Properties Operated by Chesapeake
Related Party Transaction [Line Items]
Revenue from jointly owned properties	3,625	5,028	6,395
Joint interest billings	$ (4,896)	$ (1,764)	$ (5,111)

Schedule of Amounts Receivable from and Payable to Related Party (Detail) (Chesapeake, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Chesapeake
Related Party Transaction [Line Items]
Receivable from Chesapeake	$ 2,071	$ 223
Payable to Chesapeake	$ 864	$ 207

Retirement Benefits - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Person	Dec. 31, 2011 Person	Dec. 31, 2010 Person
Defined Contribution Plan Disclosure [Line Items]
Matched employee contribution	100.00%
Employee contribution on gross wages	6.00%
Number of employee participating in plan	661	625	595
Contribution expense	$ 2,809	$ 2,390	$ 2,360

Divestitures - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 Green Country Supply, Inc.	Nov. 30, 2011 Rocky Mountains	May 30, 2012 Southern Oklahoma
Divestitures [Line Items]
Cash price subject to post-closing adjustments				$ 4,433	$ 33,100	$ 37,000
Gain on sale of assets	$ 149	$ 1,284	$ 184	$ 2,630

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended															1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 CO2 Purchase Contract Ethanol Plant	Dec. 31, 2011 CO2 Purchase Contract Ethanol Plant	Dec. 31, 2010 CO2 Purchase Contract Ethanol Plant	Dec. 31, 2012 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract	Dec. 31, 2011 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract	Dec. 31, 2010 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract	Dec. 31, 2012 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract M MMcf	Dec. 31, 2011 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract	Dec. 31, 2010 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract	Dec. 31, 2012 CO2 Purchase Contract Nitrogen Fertilizer Plant M MMcf Y	Dec. 31, 2012 CO2 Purchase Contract Nitrogen Fertilizer Plant First year of the contract MMcfd	Dec. 31, 2012 CO2 Purchase Contract Nitrogen Fertilizer Plant Remaining contract years MMcfd	Jun. 30, 2011 Pending Litigation Minimum
Contingencies And Commitments [Line Items]
Letters of credit outstanding	$ 920	$ 2,920
Initial term of contract (in years)				15 year									20 years
Purchases under long-term commitment contract				1,099	481	305	1,518	1,465	961
Purchase contract expiration period							February 2021			2016
Purchase volume nominated through 2014 per day										10
Volume currently purchased per day										1
Purchases under long-term purchase commitment contract										1,243	3,065	1,310
Months' notice required to terminate or permanently reduce purchase rate										13			6
Maximum percentage of CO2 emissions that may be purchased under long-term contract													100.00%
Volume currently produced at source (MMcf/d)													42
Fixed pricing term (years)													5
Purchase obligation volume														24	35
Term of unconditional purchase obligation													Ten years
Maximum purchase rate reduction percentage after first ten contract years													100.00%
Rent expense	8,144	6,715	4,647
Office space and equipment lease terms	5 years
Total remaining payments associated with operating leases	729
Damages sought																$ 5,000

Schedule of Estimated Minimum Purchase Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	$ 1,397
2014	4,974
2015	1,289
2016	1,289
2017	1,289
2018 and thereafter	22,648
Estimated Minimum Purchase Obligation, total	$ 32,886

Schedule of Cost Incurred In Oil and Natural Gas Producing Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property acquisition costs
Proved properties	$ 1,108		$ 1,024		$ 32,458
Unproved properties	46,895		15,795		9,062
Total acquisition costs	48,003		16,819		41,520
Development costs	409,429		250,182		251,564
Exploration costs	54,432	[1]	57,016	[1]	34,180	[1]
Total	$ 511,864		$ 324,017		$ 327,264

[1]	Includes $52,188 and $33,030 of EOR costs in 2012 and 2011, respectively.

Schedule of Cost Incurred In Oil and Natural Gas Producing Activities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration costs	$ 54,432	[1]	$ 57,016	[1]	$ 34,180	[1]
Enhanced Oil Recovery
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration costs	$ 52,188		$ 33,030

[1]	Includes $52,188 and $33,030 of EOR costs in 2012 and 2011, respectively.

Oil and natural gas activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Depreciation, depletion, and amortization expense of oil and natural gas properties	$ 154,788	$ 132,307	$ 96,676
Average depreciation, depletion and amortization rate per equivalent unit of production	16.98	15.29	12.01
Unproved property costs excluded from amortization	162,921	22,831
Minimum
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Evaluation period of oil and natural gas properties (in years)	2
Maximum
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Evaluation period of oil and natural gas properties (in years)	5
Incurred During Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	136,625
Incurred One Year Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	16,377
Incurred Two Years Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	4,567
Incurred More Than Two Years Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	$ 5,325

Summary of Changes in Quantities of Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2012 MBoe MBbls		Dec. 31, 2011 MBoe MBbls		Dec. 31, 2010 MBoe MBbls
Reserve Quantities [Line Items]
Balance at Beginning of period	156,260		149,282		141,874
Purchase of minerals in place	9		378		4,213
Sales of minerals in place	(3,795)		(3,544)		(1)
Extensions and discoveries	13,326		13,178		11,086
Revisions	(11,429)	[1]	4,564		(4,451)
Improved recoveries	842		1,057		4,611
Production	(9,118)		(8,655)		(8,050)
Balance at End of the period	146,095		156,260		149,282
Proved developed reserves	100,118		98,566		93,862
Proved developed reserves	94,927		100,118		98,566
Proved undeveloped reserves	56,142		50,716		48,012
Proved undeveloped reserves	51,169		56,142		50,716
Oil
Reserve Quantities [Line Items]
Balance at Beginning of period	100,380	[2]	93,412	[2]	89,469	[2]
Purchase of minerals in place			241	[2]	1,352	[2]
Sales of minerals in place	(2,694)	[2]	(2,355)	[2]
Extensions and discoveries	7,117	[2]	6,362	[2]	4,767	[2]
Revisions	3,410	[2]	6,711	[2]	(2,694)	[1],[2]
Improved recoveries	842	[2]	1,057	[2]	4,611	[2]
Production	(5,812)	[2]	(5,048)	[2]	(4,093)	[2]
Balance at End of the period	103,243	[2]	100,380	[2]	93,412	[2]
Proved developed reserves	62,450	[2]	55,607	[2]	55,861	[2]
Proved developed reserves	63,956	[2]	62,450	[2]	55,607	[2]
Proved undeveloped reserves	37,930	[2]	37,805	[2]	33,608	[2]
Proved undeveloped reserves	39,287	[2]	37,930	[2]	37,805	[2]
Natural Gas
Reserve Quantities [Line Items]
Balance at Beginning of period	335,280		335,220		314,430
Purchase of minerals in place	57		822		17,166
Sales of minerals in place	(6,608)		(7,134)		(6)
Extensions and discoveries	37,256		40,896		37,914
Revisions	(89,036)	[1]	(12,882)		(10,542)
Production	(19,834)		(21,642)		(23,742)
Balance at End of the period	257,115		335,280		335,220
Proved developed reserves	226,008		257,754		228,006
Proved developed reserves	185,826		226,008		257,754
Proved undeveloped reserves	109,272		77,466		86,424
Proved undeveloped reserves	71,289		109,272		77,466

[1]	The downward revision in our oil and natural gas reserves during 2012 was primarily due to a decrease in SEC pricing for oil from $96.19 as of December 31, 2011 to $94.71 as of December 31, 2012 and a decrease in our natural gas SEC pricing from $4.11 as of December 31, 2011 to $2.76 as of December 31, 2012. SEC pricing was computed using the 12-month unweighted average of the first-day-of-the-month commodity prices as required by SEC rules.
[2]	Includes natural gas liquids.

Summary of Changes in Quantities of Proved Oil and Natural Gas Reserves (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil
Reserve Quantities [Line Items]
Price before field differentials used in determining future net revenues	94.71	96.19	79.43
Natural Gas
Reserve Quantities [Line Items]
Price before field differentials used in determining future net revenues	2.76	4.11	4.38

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash flows	$ 9,690,171	$ 10,737,829	$ 8,614,519
Future production costs	(3,737,069)	(4,061,713)	(3,448,904)
Future development and abandonment costs	(1,172,786)	(1,202,438)	(1,054,771)
Future income tax provisions	(1,223,036)	(1,653,666)	(1,211,143)
Net future cash flows	3,557,280	3,820,012	2,899,701
Less effect of 10% discount factor	(2,033,599)	(2,222,100)	(1,663,675)
Standardized measure of discounted future net cash flows	$ 1,523,681	$ 1,597,912	$ 1,236,026

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of year	$ 1,597,912	$ 1,236,026	$ 971,364
Sale of oil and natural gas produced, net of production costs	(346,627)	(374,300)	(275,939)
Net changes in prices and production costs	(206,640)	538,466	512,006
Extensions and discoveries	224,903	224,027	166,330
Improved recoveries	14,204	17,969	69,181
Changes in future development costs	(18,184)	(238,881)	(236,031)
Development costs incurred during the period that reduced future development costs	118,502	166,161	84,327
Revisions of previous quantity estimates	(192,894)	77,588	(66,781)
Purchases and sales of reserves in place, net	(54,070)	(40,662)	63,205
Accretion of discount	214,794	169,679	124,480
Net change in income taxes	166,238	(177,142)	(181,858)
Changes in production rates and other	5,543	(1,019)	5,742
End of year	$ 1,523,681	$ 1,597,912	$ 1,236,026

Prices Used in Determining Future Net Revenues Related to Standardized Measure Calculation (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Price before field differentials used in determining future net revenues	94.71	96.19	79.43
Natural Gas
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Price before field differentials used in determining future net revenues	2.76	4.11	4.38